UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07607

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (98.5%)
Air Transport (2.0%)
Expeditors International of Washington, Inc.	49,578	$1,743

Alternative Energy (5.7%)
Range Resources Corp.	24,505	1,209
Ultra Petroleum Corp. (a)	73,898	3,618
		4,827
Biotechnology (2.7%)
Illumina, Inc. (a)	54,580	2,320

Casinos & Gambling (4.8%)
Las Vegas Sands Corp. (a)	72,530	1,222
Wynn Resorts Ltd. (a)	40,688	2,884
		4,106
Cement (2.6%)
Cemex S.A.B. de C.V. ADR (a)	76,240	985
Martin Marietta Materials, Inc.	13,477	1,241
		2,226
Chemicals: Diversified (4.5%)
Monsanto Co.	49,806	3,855

Commercial Finance & Mortgage Companies (2.5%)
BM&F Bovespa S.A.	288,232	2,130

Commercial Services (6.8%)
China Merchants Holdings (International) Co., Ltd.	334,000	1,108
Corporate Executive Board Co. (The)	24,428	608
eBay, Inc. (a)	61,453	1,451
Leucadia National Corp. (a)	84,154	2,080
Monster Worldwide, Inc. (a)	30,368	531
		5,778
Communications Technology (6.9%)
America Movil S.A.B. de C.V., Class L ADR	31,482	1,380
Cisco Systems, Inc. (a)	89,119	2,098
QUALCOMM, Inc.	14,791	665
Research In Motion Ltd. (a)	25,935	1,752
		5,895
Computer Services Software & Systems (17.9%)
Adobe Systems, Inc. (a)	36,897	1,219
Baidu, Inc. ADR (a)	5,335	2,086
Google, Inc., Class A (a)	11,421	5,663
Salesforce.com, Inc. (a)	31,700	1,805
Tencent Holdings Ltd.	182,400	2,968
Visa, Inc., Class A	12,617	872
VMware, Inc., Class A (a)	17,624	708
		15,321
Computer Technology (6.8%)
Apple, Inc. (a)	31,267	5,796

Consumer Lending (9.0%)
American Express Co.	50,178	1,701
Berkshire Hathaway, Inc., Class B (a)	506	1,682
Mastercard, Inc., Class A	11,690	2,363
Redecard S.A.	128,093	1,980
		7,726
Diversified Financial Services (1.9%)
CME Group, Inc.	5,214	1,607

Diversified Media (0.7%)
McGraw-Hill Cos., Inc. (The)	23,166	582

Diversified Retail (7.3%)
Amazon.com, Inc. (a)	59,224	5,529
Sears Holdings Corp. (a)	11,056	722
		6,251
Insurance: Multi-Line (1.5%)
Loews Corp.	38,487	1,318

Medical Equipment (1.4%)
Intuitive Surgical, Inc. (a)	4,552	1,194

Pharmaceuticals (1.9%)
Allergan, Inc.	19,904	1,130
Gen-Probe, Inc. (a)	11,222	465
		1,595
Real Estate Investment Trusts (REIT) (3.9%)
Brookfield Asset Management, Inc., Class A	148,528	3,373

Restaurants (2.6%)
Starbucks Corp. (a)	107,400	2,218

Semi-Conductors/Components (0.7%)
First Solar, Inc. (a)	3,903	596

Shipping (1.5%)
C.H. Robinson Worldwide, Inc.	22,066	1,274

Wholesale & International Trade (2.9%)
Li & Fung Ltd.	618,000	2,492
Total Common Stocks (Cost $80,633)		84,223

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $1,684)	1,684,339	1,684
Total Investments (100.5%) (Cost $82,317) +		85,907
Liabilities in Excess of Other Assets (-0.5%)		(457)
Net Assets (100%)		$85,450

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $5,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $10,635,000 and $11,230,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $82,317,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,590,000 of which $15,462,000 related to appreciated securities and $11,872,000 related to depreciated securities.

ADR	American Depositary Receipt

The Universal Institutional Funds, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$1,743	$—	$—	$1,743
Alternative Energy	4,827	—	—	4,827
Biotechnology	2,320	—	—	2,320
Casinos & Gambling	4,106	—	—	4,106
Cement	2,226	—	—	2,226
Chemicals: Diversified	3,855	—	—	3,855
Commercial Finance & Mortgage Companies	2,130	—	—	2,130
Commercial Services	5,778	—	—	5,778
Communications Technology	5,895	—	—	5,895
Computer Services Software & Systems	15,321	—	—	15,321
Computer Technology	5,796	—	—	5,796
Consumer Lending	7,726	—	—	7,726
Diversified Financial Services	1,607	—	—	1,607
Diversified Media	582	—	—	582
Diversified Retail	6,251	—	—	6,251
Insurance: Multi-Line	1,318	—	—	1,318
Medical Equipment	1,194	—	—	1,194
Pharmaceuticals	1,595	—	—	1,595
Real Estate Investment Trusts (REIT)	3,373	—	—	3,373
Restaurants	2,218	—	—	2,218
Semi-Conductors/Components	596	—	—	596
Shipping	1,274	—	—	1,274
Wholesale & International Trade	2,492	—	—	2,492
Total Common Stocks	84,223	—	—	84,223
Short-Term Investment
Investment Company	1,684	—	—	1,684
Total Assets	85,907	—	—	85,907

Total	$85,907	$—	$—	$85,907

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks (000)
Balance as of 12/31/08	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	3
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(3)
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—

†	Includes a security which is valued at zero.

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.2%)
Agency Adjustable Rate Mortgages (0.2%)
Government National Mortgage Association,
Various Pools:
3.63%, 9/20/27	$8	$9
4.13%, 12/20/25	19	19
4.38%, 1/20/25 - 6/20/25	408	419
		447
Agency Fixed Rate Mortgages (36.6%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
4.50%, 5/1/23	1,802	1,869
5.00%, 1/1/37	4,997	5,182
6.00%, 8/1/37 - 5/1/38	467	494
6.50%, 9/1/32	164	176
7.50%, 6/1/20 - 5/1/35	282	317
8.00%, 8/1/32	125	142
8.50%, 8/1/31	150	173
October TBA:
4.50%, 10/15/39(a)	650	658
5.50%, 10/15/39(a)	4,025	4,213
6.00%, 10/15/39(a)	2,100	2,216
6.50%, 10/15/49(a)	4,725	5,036
Federal National Mortgage Association,
Conventional Pools:
5.00%, 10/1/35 - 4/1/39	9,965	10,325
5.50%, 5/1/37 - 8/1/38	20,267	21,253
6.00%, 11/1/37	15,477	16,365
6.50%, 8/1/27 - 10/1/38	953	1,027
7.00%, 6/1/29 - 11/1/32	106	117
7.50%, 8/1/37	400	450
8.00%, 4/1/33	300	342
8.50%, 10/1/32	275	319
9.50%, 4/1/30	91	100
13.00%, 10/1/15	—@	—@
October TBA:
4.50%, 10/25/39(a)	5,875	5,952
6.00%, 10/25/39(a)	2,050	2,163
Government National Mortgage Association,
Various Pools:
9.00%, 1/15/25	8	9
9.50%, 10/15/16	10	11
		78,909
Asset Backed Securities (1.6%)
Capital Auto Receivables Asset Trust,
0.25%, 4/15/11(b)	1,024	1,024
0.30%, 7/15/10 - 5/15/11(b)	944	943
Chrysler Financial Auto Securitization Trust,
1.01%, 7/15/10	842	843
Residential Asset Mortgage Products, Inc.,
0.34%, 10/25/36(b)	16	16
SLM Student Loan Trust,
0.49%, 10/27/14(b)	723	722
		3,548
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
7.50%, 12/1/29	22	3
8.00%, 1/1/28 - 6/1/31	43	6
Federal National Mortgage Association,
Inv Fl IO REMIC
7.31%, 2/17/31	129	10
IO REMIC
6.00%, 5/25/33 - 7/25/33	818	91
IO STRIPS
8.00%, 4/1/24 - 6/1/30	148	23
9.00%, 11/1/26	6	1
REMIC
7.00%, 9/25/32	244	267
Government National Mortgage Association,
Inv Fl IO
7.25%, 9/16/31	39	3
7.75%, 9/16/27	63	7
7.87%, 8/16/31	43	4
8.22%, 12/16/29	94	11
8.25%, 9/20/30	77	8
8.36%, 8/16/29	20	2
		436
Commercial Mortgage Backed Securities (3.0%)
Banc of America Commercial Mortgage, Inc.,
5.94%, 2/10/51(b)	1,800	1,604
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	950	861
5.92%, 3/15/49(b)	1,175	1,106
6.30%, 12/10/49(b)(c)	450	406
Commercial Mortgage Pass-Through Certificates,
6.01%, 12/10/49(b)	585	529
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	1,425	1,266
Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	755	712
		6,484
Finance (11.1%)
ACE INA Holdings, Inc.,
5.90%, 6/15/19	405	442
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(d)	835	823
Allstate Corp. (The),
7.45%, 5/16/19	200	239
American Express Credit Corp.,
7.30%, 8/20/13	520	577
AvalonBay Communities, Inc.,
6.10%, 3/15/20	330	341
Bank of America Corp.,
7.63%, 6/1/19	320	361
Barclays Bank plc,
6.75%, 5/22/19	535	599
BB&T Corp.,
6.85%, 4/30/19	295	331
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	320	366
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	310	335
Capital One Bank USA, N.A.,
8.80%, 7/15/19	425	492

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Finance (cont’d)
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	$230	$243
Catlin Insurance Co., Ltd.,
7.25%, (b)(d)(e)	785	530
Citigroup, Inc.,
8.50%, 5/22/19	1,310	1,481
Credit Suisse USA, Inc.,
5.13%, 8/15/15	340	359
Credit Suisse, New York,
5.30%, 8/13/19	150	154
6.00%, 2/15/18	295	309
Deutsche Bank AG,
3.88%, 8/18/14	430	436
Farmers Exchange Capital,
7.05%, 7/15/28(d)	605	543
Farmers Insurance Exchange,
8.63%, 5/1/24(d)	250	258
General Electric Capital Corp.,
5.63%, 5/1/18(c)	960	957
Goldman Sachs Group, Inc. (The),
3.63%, 8/1/12	235	241
6.15%, 4/1/18	1,295	1,365
HBOS plc,
6.75%, 5/21/18(d)	790	706
HSBC Finance Corp.,
6.38%, 10/15/11	185	196
6.75%, 5/15/11	385	406
JPMorgan Chase & Co.,
6.00%, 1/15/18	1,210	1,301
6.30%, 4/23/19	115	126
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	1,360	1,433
MetLife, Inc.,
6.75%, 6/1/16(c)	125	139
6.82%, 8/15/18(c)	555	619
Nationwide Building Society,
4.25%, 2/1/10(d)	425	425
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	385	370
PNC Funding Corp.,
6.70%, 6/10/19	340	377
Principal Financial Group, Inc.,
8.88%, 5/15/19	235	282
Prudential Financial, Inc.,
4.75%, 9/17/15(c)	430	428
6.63%, 12/1/37	130	133
7.38%, 6/15/19	100	112
Royal Bank of Scotland plc (The),
4.88%, 8/25/14(d)	215	219
Simon Property Group LP,
6.75%, 5/15/14(c)	455	488
SLM Corp.,
4.00%, 1/15/10(c)	540	537
Travelers Cos., Inc. (The),
5.90%, 6/2/19(c)	380	427
Two-Rock Pass-Through Trust,
1.40%, (b)(d)(e)	475	2
UBS AG,
5.88%, 12/20/17	480	492
WEA Finance LLC/WT Finance (Aust) Pty Ltd.,
6.75%, 9/2/19(c)(d)	400	405
Wells Fargo & Co.,
5.63%, 12/11/17	1,315	1,384
Westpac Banking Corp.,
4.20%, 2/27/15	325	331
Xlliac Global Funding,
4.80%, 8/10/10(d)	825	822
		23,942
Industrials (20.0%)
Agilent Technologies, Inc.,
5.50%, 9/14/15	280	288
Altria Group, Inc.,
9.25%, 8/6/19(c)	175	214
Amgen, Inc.,
5.70%, 2/1/19	495	545
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14(c)(d)	80	86
7.20%, 1/15/14(d)	285	321
Arcelor Mittal,
9.85%, 6/1/19	810	960
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	245	266
AT&T Corp.,
8.00%, 11/15/31	355	444
AT&T, Inc.,
6.15%, 9/15/34	415	425
6.30%, 1/15/38	170	179
BAT International Finance plc,
9.50%, 11/15/18(c)(d)	330	429
Baxter International, Inc.,
5.38%, 6/1/18	245	266
Biogen Idec, Inc.,
6.88%, 3/1/18	333	366
Boeing Co. (The),
4.88%, 2/15/20	40	41
6.00%, 3/15/19	300	337
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	455	392
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19(c)	195	225
Case New Holland, Inc.,
7.75%, 9/1/13(d)	220	220
CenturyTel, Inc.,
6.15%, 9/15/19	120	121
Chesapeake Energy Corp.,
6.88%, 1/15/16(c)	450	429
Cisco Systems, Inc.,
5.90%, 2/15/39	375	407
Comcast Corp.,
5.70%, 5/15/18	260	274
6.50%, 1/15/17	210	231
ConAgra Foods, Inc.,
8.25%, 9/15/30	360	455
ConocoPhillips,
5.20%, 5/15/18	545	579

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Industrials (cont’d)
Constellation Brands, Inc.,
7.25%, 9/1/16(c)	$140	$140
Cooper U.S., Inc.,
5.25%, 11/15/12	290	314
Corning, Inc.,
6.63%, 5/15/19	385	422
COX Communications, Inc.,
8.38%, 3/1/39(d)	520	643
CRH America, Inc.,
6.00%, 9/30/16	325	334
CSC Holdings, Inc.,
7.63%, 7/15/18	265	270
CSX Corp.,
7.38%, 2/1/19	195	230
CVS Pass-Through Trust,
6.04%, 12/10/28	350	339
8.35%, 7/10/31(c)(d)	399	445
Daimler Finance North America LLC,
7.30%, 1/15/12	190	205
Delhaize America, Inc.,
9.00%, 4/15/31	258	340
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	450	584
Devon Financing Corp. ULC,
7.88%, 9/30/31	245	304
Diageo Capital plc,
5.75%, 10/23/17	430	473
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19(c)(d)	160	160
7.63%, 5/15/16	350	376
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18	210	239
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	205	230
El Paso Corp.,
8.25%, 2/15/16	230	237
Emerson Electric Co.,
4.88%, 10/15/19	325	345
EnCana Corp.,
5.90%, 12/1/17	425	455
FBG Finance Ltd.,
5.13%, 6/15/15(d)	320	334
Fiserv, Inc.,
6.80%, 11/20/17	495	547
France Telecom S.A.,
8.50%, 3/1/31(c)	230	319
Gaz Capital S.A.,
6.51%, 3/7/22(d)	165	152
General Electric Co.,
5.25%, 12/6/17	1,145	1,177
General Mills, Inc.,
5.65%, 2/15/19	300	325
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	205	225
Grupo Televisa S.A.,
6.00%, 5/15/18	200	202
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(d)	380	371
HCA, Inc.,
8.50%, 4/15/19(d)	225	236
Hewlett-Packard Co.,
4.75%, 6/2/14(c)	85	91
5.50%, 3/1/18	285	312
Holcim U.S. Finance Sarl & Cie SCS,
6.00%, 12/30/19(d)	180	183
Home Depot, Inc.,
5.88%, 12/16/36	435	423
Hospira, Inc.,
6.40%, 5/15/15	235	262
International Business Machines Corp.,
8.00%, 10/15/38	305	426
International Paper Co.,
7.50%, 8/15/21	215	228
KLA-Tencor Corp.,
6.90%, 5/1/18	400	419
Kohl’s Corp.,
6.88%, 12/15/37	340	381
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	420	453
Kraft Foods, Inc.,
6.13%, 8/23/18	620	659
7.00%, 8/11/37	115	128
Kroger Co. (The),
3.90%, 10/1/15	30	30
6.40%, 8/15/17(c)	340	377
LG Electronics, Inc.,
5.00%, 6/17/10(d)	360	363
Medco Health Solutions, Inc.,
7.13%, 3/15/18	315	357
Merck & Co., Inc.,
5.00%, 6/30/19	410	438
MGM Mirage,
13.00%, 11/15/13(d)	435	500
Microsoft Corp.,
4.20%, 6/1/19	370	382
Newmont Mining Corp.,
5.13%, 10/1/19	650	651
News America, Inc.,
7.85%, 3/1/39	460	540
Norfolk Southern Corp.,
5.75%, 1/15/16(d)	210	230
Novartis Capital Corp.,
4.13%, 2/10/14	410	433
Omnicom Group, Inc.,
6.25%, 7/15/19	360	389
Oracle Corp.,
5.75%, 4/15/18	105	116
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(d)	290	307
Pfizer, Inc.,
6.20%, 3/15/19	645	728
Philip Morris International, Inc.,
5.65%, 5/16/18(c)	330	352
Pioneer Natural Resources Co.,
6.65%, 3/15/17	150	143

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Industrials (cont’d)
Potash Corp. of Saskatchewan, Inc.,
4.88%, 3/30/20(c)	$80	$80
5.88%, 12/1/36	90	93
6.50%, 5/15/19	285	320
Procter & Gamble Co. (The),
4.70%, 2/15/19	195	204
Questar Market Resources, Inc.,
6.80%, 4/1/18	295	303
Qwest Corp.,
6.50%, 6/1/17	210	199
6.88%, 9/15/33	495	403
Reynolds American, Inc.,
6.50%, 7/15/10	235	242
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	135	145
9.00%, 5/1/19	25	31
Roche Holdings, Inc.,
6.00%, 3/1/19(d)	630	703
SBA Telecommunications, Inc.,
8.25%, 8/15/19(d)	255	264
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(d)	410	407
Teck Resources Ltd.,
10.25%, 5/15/16	355	403
Telecom Italia Capital S.A.,
7.00%, 6/4/18	760	841
7.18%, 6/18/19	20	23
Telefonica Europe B.V.,
8.25%, 9/15/30	555	721
Time Warner Cable, Inc.,
8.75%, 2/14/19	650	802
Time Warner, Inc.,
5.88%, 11/15/16(c)	220	234
7.70%, 5/1/32	40	45
Transocean, Inc.,
6.00%, 3/15/18	240	257
Union Pacific Corp.,
6.13%, 2/15/20	570	638
UnitedHealth Group, Inc.,
6.00%, 2/15/18	165	174
Vale Overseas Ltd.,
5.63%, 9/15/19(c)	250	256
Verizon Communications, Inc.,
6.35%, 4/1/19(c)	790	874
8.95%, 3/1/39	405	557
Viacom, Inc.,
5.63%, 9/15/19(c)	140	143
6.88%, 4/30/36	275	291
Vivendi,
6.63%, 4/4/18(d)	240	258
Vodafone Group plc,
5.63%, 2/27/17	215	228
Wal-Mart Stores, Inc.,
4.13%, 2/1/19(c)	440	443
Watson Pharmaceuticals, Inc.,
6.13%, 8/15/19(c)	330	348
Weatherford International Ltd.,
6.00%, 3/15/18	395	410
WellPoint, Inc.,
4.25%, 12/15/09	165	166
7.00%, 2/15/19	160	182
WPP Finance,
8.00%, 9/15/14	270	296
Wyeth,
5.45%, 4/1/17	80	87
5.50%, 2/15/16	100	109
6.45%, 2/1/24	175	199
Xerox Corp.,
6.35%, 5/15/18	135	141
XTO Energy, Inc.,
5.50%, 6/15/18	350	362
Yum! Brands, Inc.,
5.30%, 9/15/19	100	101
6.25%, 3/15/18(c)	345	372
		43,129
Mortgages — Other (0.1%)
Mastr Adjustable Rate Mortgages Trust,
1.84%, 4/25/46(b)	1,227	208

Municipal Bonds (0.9%)
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds,
6.18%, 1/1/34	630	708
State of California, General Obligation Bonds,
5.95%, 4/1/16	1,195	1,282
		1,990
Sovereign (0.8%)
Federative Republic of Brazil,
6.00%, 1/17/17	560	608
Korea Railroad Corp.,
5.38%, 5/15/13(d)	435	444
Kreditanstalt fuer Wiederaufbau,
4.88%, 6/17/19(c)	400	436
United Mexican States,
5.63%, 1/15/17	250	261
		1,749
U.S. Agency Securities (2.7%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18(c)	2,500	2,730
6.75%, 3/15/31	800	1,050
Federal National Mortgage Association,
2.50%, 5/15/14(c)	2,000	1,998
		5,778
U.S. Treasury Securities (15.8%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/21	11,670	7,156
U.S. Treasury Bond,
4.25%, 5/15/39	6,700	6,933
U.S. Treasury Notes,
1.00%, 9/30/11	6,000	6,007
2.63%, 6/30/14(c)	2,000	2,036
3.00%, 8/31/16(c)	4,200	4,226
3.75%, 11/15/18(c)	7,450	7,711
		34,069

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Utilities (4.2%)
AES Corp. (The),
8.75%, 5/15/13(d)	$425	$435
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	185	178
7.88%, 4/1/13	180	203
Colorado Interstate Gas Co.,
6.80%, 11/15/15	275	307
E.ON International Finance B.V.,
5.80%, 4/30/18(d)	535	577
EDF S.A.,
6.50%, 1/26/19(d)	435	499
Enel Finance International S.A.,
5.13%, 10/7/19(d)	650	647
Enterprise Products Operating LLC,
5.25%, 1/31/20	110	110
6.50%, 1/31/19	370	405
Exelon Generation Co. LLC,
5.20%, 10/1/19	650	658
FirstEnergy Solutions Corp.,
6.05%, 8/15/21(d)	525	544
Kinder Morgan Finance Co. ULC,
5.70%, 1/5/16	570	546
NiSource Finance Corp.,
0.98%, 11/23/09(b)	300	300
6.80%, 1/15/19	395	405
NRG Energy, Inc.,
8.50%, 6/15/19(c)	245	246
Ohio Power Co.,
6.00%, 6/1/16	255	275
Pacificorp.,
5.50%, 1/15/19	155	169
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	310	325
8.75%, 5/1/19	185	223
PPL Energy Supply LLC,
6.30%, 7/15/13	390	419
Progress Energy, Inc.,
7.05%, 3/15/19	370	432
Public Service Co. of Colorado,
5.80%, 8/1/18	90	101
6.50%, 8/1/38	170	205
Texas Eastern Transmission LP,
7.00%, 7/15/32	210	242
Virginia Electric & Power Co.,
8.88%, 11/15/38	370	528
		8,979
Total Fixed Income Securities (Cost $203,047)		209,668

Shares
Short-Term Investments (21.3%)
Securities held as Collateral on Loaned Securities (9.5%)
Investment Company (8.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f)	18,727,170	18,727

Face Amount (000)
Repurchase Agreement (0.8%)

Deutsche Bank Securities, Inc., 0.06%, dated 9/30/09, due 10/1/09, repurchase price $1,673; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgage, 3.75%, due 12/6/10; Federal Home Loan Banks, Fixed Rate Mortgages, 1.88% to 5.75%, due 2/18/11 to 1/27/14; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.41%, due 7/12/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 2.00% to 5.92%, due 9/28/12 to 1/15/37; Federal National Mortgage Association, Fixed Rate Mortgages, 5.73% to 6.25%, due 5/15/29 to 1/22/37, valued at $1,706.

	$1,673	1,673
20,400

Shares
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f)	5,476,238	5,476

	Face Amount (000)
U.S. Treasury Securities (9.3%)
U.S. Treasury Bills,
0.04%, 11/12/09(g)(h)(i)	$5,928	5,928
0.05%, 12/3/09(c)(g)	3,000	3,000
0.06%, 12/10/09(c)(g)	6,000	5,999
0.07%, 12/17/09(c)(g)	5,000	4,999
		19,926
Total Short-Term Investments (Cost $45,800)		45,802
Total Investments (118.5%) (Cost $248,847) — Including $42,243 of Securities Loaned +		255,470
Liabilities in Excess of Other Assets (-18.5%)		(39,814)
Net Assets (100%)		$215,656

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on September 30, 2009.
(c)

All or a portion of security on loan at September 30, 2009. At September 30, 2009, the Portfolio had loaned securities with a total value of approximately $42,243,000. This was secured by collateral of approximately $20,400,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $22,647,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at September 30, 2009.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $20,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $48,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $612,737,000 and $611,541,000, respectively.

(g)	Rate shown is the yield to maturity at September 30, 2009.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	All or a portion of the security was pledged as collateral for swap agreements.
@	Face Amount/Value is less than $500.
+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $248,847,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,623,000 of which $9,016,000 related to appreciated securities and $2,393,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2009.
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
90 Day
EuroDollar	28	$6,853	Mar-11	$18
90 Day
EuroDollar	28	6,831	Jun-11	21
90 Day
EuroDollar	28	6,811	Sep-11	23
90 Day
EuroDollar	28	6,791	Dec-11	26
U.S. Treasury
2 yr. Note	209	45,346	Dec-09	240
U.S. Treasury
5 yr. Note	210	24,380	Dec-09	314
Short:
U.S. Treasury
10 yr. Note	296	35,025	Dec-09	(277)
U.S. Treasury
30 yr. Bond	90	10,924	Dec-09	(263)
				$102

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank
	3 Month LIBOR	Pay	4.40%	10/1/16	$44,356	$(17)
	3 Month LIBOR	Receive	4.10	10/3/18	23,863	25
	6 Month EURIBOR	Receive	4.46	8/5/19	13,240	(82)
	6 Month EURIBOR	Pay	5.06	8/5/24	16,090	117
UBS
	3 Month LIBOR	Pay	4.66	5/27/19	18,218	175
	3 Month LIBOR	Receive	4.04	5/27/39	4,208	(140)
						$78

EURIBOR — Euro Interbank Offered Rate

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank
	$5,488	3 Month LIBOR	Receive	11/15/21	$(311)
JPMorgan Chase
	1,125	3 Month LIBOR	Receive	11/15/21	(88)
					$(399)

LIBOR — London Interbank Offered Rate

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for futher information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$447	$—	$447
Agency Fixed Rate Mortgages	—	78,909	—	78,909
Asset Backed Securities	—	3,548	—	3,548
Collateralized Mortgage Obligations — Agency Collateral Series	—	436	—	436
Commercial Mortgage Backed Securities	—	6,484	—	6,484
Finance	—	23,942	—	23,942
Industrials	—	43,129	—	43,129
Mortgages — Other	—	208	—	208
Municipal Bonds	—	1,990	—	1,990
Sovereign	—	1,749	—	1,749
U.S. Agency Securities	—	5,778	—	5,778
U.S. Treasury Securities	—	34,069	—	34,069
Utilities	—	8,979	—	8,979
Total Fixed Income Securities	—	209,668	—	209,668
Futures Contracts	642	—	—	642
Interest Rate Swap Agreements	—	317	—	317
Short-Term Investments
Investment Company	24,203	—	—	24,203
Repurchase Agreement	—	1,673	—	1,673
U.S. Treasury Securities	—	19,926	—	19,926
Total Short-Term Investments	24,203	21,599	—	45,802
Total Assets	24,845	231,584	—	256,429
Liabilities:
Futures Contracts	$540	$—	$—	$540
Interest Rate Swap Agreements	—	239	—	239
Zero Coupon Swap Agreements	—	399	—	399
Total Liabilities	540	638	—	1,178

Total	$24,305	$230,946	$—	$255,251

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income Securities (000)
Balance as of 12/31/2008	$3,090
Accrued discounts/premiums	12
Realized gain (loss)	(15,750)
Change in unrealized appreciation (depreciation)	16,164
Net purchases (sales)	(2,856)
Net transfers in and/or out of Level 3	(660)
Balance as of 9/30/09	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (96.2%)
Argentina (2.9%)
Sovereign (2.9%)
Republic of Argentina,
1.68%, 8/3/12 (a)		$4,850	$3,954
8.28%, 12/31/33 (b)		1,138	774
			4,728
Belize (0.0%)
Sovereign (0.0%)
Government of Belize,
4.25%, 2/20/29 (c)		89	49

Brazil (14.5%)
Sovereign (14.5%)
Banco Nacional de Desenvolvimento Economico e Social,
6.37%, 6/16/18 (d)		3,400	3,591
Federative Republic of Brazil,
5.88%, 1/15/19 (b)		1,060	1,145
7.13%, 1/20/37 (b)		350	419
8.00%, 1/15/18		3,667	4,265
8.88%, 10/14/19		3,075	4,005
8.88%, 4/15/24 (b)		690	918
10.00%, 1/1/17	BRL	6,510	3,226
10.50%, 7/14/14		$1,270	1,636
11.00%, 8/17/40 (b)		3,180	4,293
			23,498
Bulgaria (0.4%)
Sovereign (0.4%)
Republic of Bulgaria,
8.25%, 1/15/15 (d)		493	572

Chile (0.6%)
Sovereign (0.6%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12 (d)		910	997

Colombia (3.5%)
Sovereign (3.5%)
Republic of Colombia,
7.38%, 3/18/19		2,820	3,239
11.75%, 2/25/20		1,690	2,467
			5,706
Ecuador (0.4%)
Sovereign (0.4%)
Republic of Ecuador,
9.38%, 12/15/15		780	683

Georgia (0.3%)
Sovereign (0.3%)
Republic of Georgia,
7.50%, 4/15/13		500	500

Ghana (0.8%)
Sovereign (0.8%)
Republic of Ghana,
8.50%, 10/4/17 (d)		1,296	1,303

Indonesia (8.1%)
Corporate (0.5%)
Pindo Deli Finance Mauritius,
Tranche A, Zero Coupon, 4/28/15(a)(d)(e)(f)		195	46
Tranche B, Zero Coupon, 4/28/18(a)(d)(e)(f)		1,640	189
Tranche C, Zero Coupon, 4/28/25(a)(d)(e)(f)		2,691	40
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, Zero Coupon, 4/28/15(a)(f)		781	179
Tranche B, Zero Coupon, 4/28/18(a)(d)(e)(f)		1,433	265
Tranche C, Zero Coupon, 4/28/27(a)(d)(e)(f)		2,923	44
			763
Sovereign (7.6%)
Republic of Indonesia,
6.88%, 1/17/18		1,500	1,628
6.88%, 1/17/18 (d)		250	271
7.75%, 1/17/38		1,230	1,371
7.75%, 1/17/38 (d)		2,926	3,263
11.63%, 3/4/19		3,500	4,879
11.63%, 3/4/19 (b)(d)		640	904
			12,316
			13,079
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast,
Zero Coupon, 3/31/18 (f)		1,530	712

Kazakhstan (3.5%)
Sovereign (3.5%)
Intergas Finance BV,
6.38%, 5/14/17		410	373
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18 (d)		4,930	5,374
			5,747
Mexico (12.8%)
Sovereign (12.8%)
Mexican Bonos,
8.50%, 11/18/38	MXN	46,630	3,361
10.00%, 12/5/24		19,190	1,644
Pemex Project Funding Master Trust,
1.60%, 6/15/10 (a)(d)		$1,290	1,283
8.63%, 12/1/23		1,350	1,549
United Mexican States,
5.63%, 1/15/17		689	719
5.95%, 3/19/19 (b)		6,732	7,102
6.05%, 1/11/40		1,140	1,143
6.75%, 9/27/34		3,591	3,968
			20,769
Pakistan (0.4%)
Sovereign (0.4%)
Republic of Pakistan,
6.88%, 6/1/17		370	324

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

		Face Amount (000)	Value (000)
Pakistan (cont’d)
7.13%, 3/31/16		$310	$273
7.13%, 3/31/16 (d)		130	115
			712
Panama (1.6%)
Sovereign (1.6%)
Republic of Panama,
8.88%, 9/30/27		383	507
9.38%, 4/1/29		1,550	2,124
			2,631
Peru (5.5%)
Sovereign (5.5%)
Republic of Peru,
7.13%, 3/30/19		2,070	2,398
7.35%, 7/21/25		2,170	2,544
8.75%, 11/21/33 (b)		3,005	4,027
			8,969
Philippines (4.8%)
Sovereign (4.8%)
Republic of Philippines,
8.38%, 6/17/19		672	821
8.88%, 3/17/15		2,128	2,570
9.00%, 2/15/13		2,180	2,556
9.50%, 2/2/30 (b)		1,321	1,760
			7,707
Poland (0.6%)
Sovereign (0.6%)
Republic of Poland,
6.38%, 7/15/19		910	1,027

Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered),
9.75%, 6/15/30		660	947

Russia (12.1%)
Sovereign (12.1%)
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17 (d)		1,401	1,345
7.18%, 5/16/13		10	10
7.18%, 5/16/13 (d)		1,210	1,254
Russian Federation,
7.50%, 3/31/30 (c)(d)		591	647
Russian Federation (Registered),
7.50%, 3/31/30 (c)		10,810	11,843
12.75%, 6/24/28		2,700	4,509
			19,608
South Africa (0.2%)
Sovereign (0.2%)
Republic of South Africa,
6.88%, 5/27/19 (b)		320	358

South Korea (1.4%)
Sovereign (1.4%)
Export-Import Bank of Korea,
5.88%, 1/14/15		1,150	1,215
Korea Development Bank,
8.00%, 1/23/14		510	584
Republic of Korea,
5.75%, 4/16/14		350	378
			2,177
Sri Lanka (0.1%)
Sovereign (0.1%)
Republic of Sri Lanka,
8.25%, 10/24/12		200	201

Trinidad (1.1%)
Sovereign (1.1%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36 (d)		2,069	1,784

Turkey (10.6%)
Sovereign (10.6%)
Republic of Turkey,
Zero Coupon, 5/11/11	TRY	5,490	3,240
6.75%, 4/3/18		$2,882	3,052
6.88%, 3/17/36 (b)		679	682
7.50%, 7/14/17 - 11/7/19		3,408	3,774
8.00%, 2/14/34		551	629
11.00%, 1/14/13		617	744
11.00%, 8/6/14	TRY	2,230	1,523
11.88%, 1/15/30		$1,340	2,168
16.00%, 3/7/12	TRY	1,850	1,426
			17,238
Ukraine (0.7%)
Sovereign (0.7%)
Ukraine Government,
6.58%, 11/21/16		$486	384
6.75%, 11/14/17		120	95
7.65%, 6/11/13		776	708
			1,187
Uruguay (0.2%)
Sovereign (0.2%)
Republic of Uruguay,
8.00%, 11/18/22		340	383

Venezuela (8.1%)
Sovereign (8.1%)
Republic of Venezuela,
5.75%, 2/26/16		1,634	1,209
7.00%, 3/31/38		1,079	664
7.65%, 4/21/25		1,850	1,230
8.50%, 10/8/14		770	689
9.00%, 5/7/23		403	304
9.25%, 5/7/28		2,552	1,955
9.25%, 9/15/27 (b)		4,079	3,304
10.75%, 9/19/13		3,760	3,741
			13,096
Total Fixed Income Securities (Cost $148,116)			156,368

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (a)(e)	1,250	144

Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (a)(e)	3,750	98
Total Warrants (Cost $—)		242

Shares
Short-Term Investments (10.1%)
Securities held as Collateral on Loaned Securities (7.2%)
Investment Company (6.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	10,704,430	10,704

Face Amount (000)
Repurchase Agreement (0.6%)

Deutsche Bank Securities, Inc., 0.06%, dated 9/30/09, due 10/1/09, repurchase price $956; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgage, 3.75%, due 12/6/10; Federal Home Loan Banks, Fixed Rate Mortgages, 1.88% to 5.75%, due 2/18/11 to 1/27/14; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.41%, due 7/12/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 2.00% to 5.92%, due 9/28/12 to 1/15/37; Federal NationalMortgage Association, Fixed Rate Mortgages, 5.73% to 6.25%, due 5/15/29 to 1/22/37, valued at $975.

	$956	956
11,660

	Shares
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	4,716,824	4,717
Total Short-Term Investments (Cost $16,377)		16,377
Total Investments (106.4%) (Cost $164,493) — Including $11,554 of Securities Loaned +		172,987
Liabilities in Excess of Other Assets (-6.4%)		(10,380)
Net Assets (100%)		$162,607

(a)	Variable/Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2009
(b)

All or a portion of security on loan at September 30, 2009. At September 30, 2009, the Portfolio had loaned securities with a total value of approximately $11,554,000. This was secured by collateral of approximately $11,660,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Security has been deemed illiquid at September 30, 2009.
(f)	Issuer is in default.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $20,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $142,804,000 and $131,422,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $164,493,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $8,494,000 of which $13,804,000 related to appreciated securities and $5,310,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	3,055	$3,055	10/26/09	KRW	3,695,400	$3,135	$80
USD	1,612	1,612	12/28/09	RUB	49,550	1,614	2
		$4,667				$4,749	$82

BRL	—	Brazilian Real
KRW	—	Korean Won
MXN	—	Mexican Peso
RUB	—	Russian Ruble
TRY	—	Turkish Lira
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury
10 yr. Note	60	$7,100	Dec-09	$(33)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Debt Instruments
Corporate	$—	$763	$—	$763
Sovereign	—	155,605	—	155,605
Total Debt Instruments	—	156,368	—	156,368
Foreign Currency Exchange Contracts	—	82	—	82
Short-Term Investments
Investment Company	15,421	—	—	15,421
Repurchase Agreement	—	956	—	956
Total Short-Term Investments	15,421	956	—	16,377
Warrants	—	242	—	242
Total Assets	15,421	157,648	—	173,069

Liabilities:
Futures Contracts	33	—	—	33
Total Liabilities	33	—	—	33
Total	$15,388	$157,648	$—	$173,036

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009

	Shares	Value (000)
Common Stocks (97.2%)
Brazil (12.3%)
Banco Bradesco S.A. ADR (a)	182,100	$3,622
Banco Bradesco S.A. (Preference)	121,500	2,424
BM&F Bovespa S.A.	1,074,100	7,936
BRF-Brasil Foods S.A. (b)	312,897	8,301
Cia de Bebidas das Americas (Preference) ADR (a)	93,700	7,708
Companhia Brasileira de Meios de Pagamento	442,200	4,380
Itau Unibanco Holding S.A.	120,693	2,439
Itau Unibanco Holding S.A. (Preference) ADR (a)	993,769	20,024
MRV Engenharia e Participacoes S.A.	218,400	4,235
NET Servicos de Comunicacao S.A. (Preference) (b)	353,129	4,102
PDG Realty S.A. Empreendimentos e Participacoes	493,900	4,101
Petroleo Brasileiro S.A. ADR	305,693	12,017
Petroleo Brasileiro S.A. (Preference)	351,104	6,915
Ultrapar Participacoes S.A. (Preference)	86,530	3,477
Vale S.A. ADR (a)	12,200	282
Vale S.A. (Preference), Class A	31,755	656
Vale S.A. (Preference) ADR (a)	890,425	18,263
		110,882
China/Hong Kong (18.0%)
Anhui Conch Cement Co., Ltd., Class H	831,000	5,538
Bank of China Ltd., Class H	22,644,000	11,921
Beijing Enterprises Holdings Ltd.	910,500	4,823
Belle International Holdings Ltd. (a)	3,928,000	4,034
BYD Electronic International Co., Ltd. (a)(b)	2,809,000	1,569
China Citic Bank, Class H	7,992,000	5,270
China Communications Services Corp., Ltd., Class H (a)	3,612,000	1,976
China Construction Bank Corp., Class H	17,905,000	14,301
China Dongxiang Group Co., Class H	2,657,400	1,773
China Life Insurance Co., Ltd., Class H (a)	2,677,000	11,658
China Mobile Ltd.	1,360,500	13,271
China Oilfield Services Ltd., Class H	2,950,000	2,752
China Railway Construction Corp. Ltd., Class H	907,200	1,206
China Resources Cement Holdings Ltd., Class H (a)(b)	500,000	254
China Resources Land Ltd.	1,018,000	2,230
China Resources Power Holdings Co., Ltd.	1,903,300	4,426
China Zhongwang Holdings Ltd. (a)(b)	5,613,600	5,519
Datang International Power Generation Co., Ltd., Class H (a)	3,946,000	2,062
Dongfeng Motor Group Co., Ltd., Class H	7,383,000	7,850
Fushan International Energy Group Ltd., Class H (b)	4,836,000	3,245
GOME Electrical Appliances Holdings Ltd. (b)	32,737,059	8,744
Industrial & Commercial Bank of China, Class H (a)	20,355,000	15,338
PetroChina Co., Ltd., Class H	11,590,000	13,100
Ping An Insurance Group Co. of China Ltd., Class H (a)	870,000	6,904
Shanghai Industrial Holdings Ltd. (a)	1,755,000	7,914
Shimao Property Holdings Ltd.	1,156,500	1,961
Sinopharm Group Co., Class H (a)(b)	121,600	308
Wynn Macau Ltd., Class H (b)	1,314,400	1,727
		161,674
Czech Republic (1.8%)
CEZ A.S.	86,468	4,612
Komercni Banka A.S.	42,080	8,392
Telefonica O2 Czech Republic A.S.	118,779	2,940
		15,944
Hungary (1.6%)
MOL Hungarian Oil and Gas NyRt (b)	60,480	5,050
OTP Bank plc (b)	126,923	3,622
Richter Gedeon Nyrt	25,570	5,293
		13,965
India (9.7%)
Asian Paints Ltd.	55,419	1,619
Bharat Heavy Electricals Ltd.	170,102	8,235
Colgate-Palmolive India Ltd.	103,547	1,362
Deccan Chronicle Holdings Ltd.	649,294	1,704
DLF Ltd.	203,600	1,854
Glenmark Pharmaceuticals Ltd.	385,000	1,906
Godrej Consumer Products Ltd.	249,485	1,264
GVK Power & Infrastructure Ltd. (b)	3,560,471	3,438
HDFC Bank Ltd.	318,505	10,928
HDFC Bank Ltd. ADR (a)	23,000	2,722
Hero Honda Motors Ltd.	220,102	7,652
Hindustan Construction Co.	861,140	2,349
Hindustan Petroleum Corp. Ltd.	378,737	3,164
Hindustan Unilever Ltd.	564,760	3,083
IndusInd Bank Ltd.	1,067,000	2,564
Infosys Technologies Ltd.	260,944	12,511
ITC Ltd.	314,700	1,525
Jaiprakash Associates Ltd.	1,135,906	5,608
Marico Ltd.	701,800	1,306
Maruti Suzuki India Ltd.	100,720	3,562
Nestle India Ltd.	21,767	1,027
Union Bank Of India (c)	642,116	3,207
Unitech Ltd.	1,217,788	2,719

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009

	Shares	Value (000)
India (cont’d)
Wipro Ltd.	166,988	$2,090
		87,399
Indonesia (3.8%)
Astra International Tbk PT	1,632,900	5,635
Bank Central Asia Tbk PT	12,986,500	6,215
Bank Mandiri Tbk PT	8,498,000	4,133
Bank Rakyat Indonesia Tbk PT	5,748,000	4,460
Bumi Resources Tbk PT	8,407,000	2,805
Indocement Tunggal Prakarsa Tbk PT	2,529,500	2,774
Indofood Sukses Makmur Tbk PT	4,639,500	1,452
Perusahaan Gas Negara PT	8,161,000	3,082
Telekomunikasi Indonesia Tbk PT	4,239,500	3,794
		34,350
Israel (1.3%)
Check Point Software Technologies (a)(b)	132,739	3,763
Teva Pharmaceutical Industries Ltd. ADR	153,200	7,746
		11,509
Malaysia (0.9%)
CIMB Group Holdings Bhd	1,097,800	3,521
Digi.com Bhd	293,500	1,816
Tenaga Nasional Bhd	964,800	2,283
		7,620
Mexico (3.7%)
America Movil S.A.B. de C.V., Class L ADR	395,249	17,324
Desarrolladora Homex S.A.B. de C.V. ADR (a)(b)	31,199	1,179
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,456,998	8,221
Grupo Televisa S.A. ADR (a)	359,200	6,677
		33,401
Philippines (0.2%)
Metro Pacific Investments Corp. (b)	30,531,000	2,137

Poland (3.1%)
Bank Handlowy w Warszawie S.A. (b)	125,524	2,773
Bank Pekao S.A. (b)	142,874	7,567
Bank Zachodni WBK S.A. (b)	74,492	3,893
Cyfrowy Polsat S.A.	271,382	1,407
Polskie Gornictwo Naftowe I Gazownictwo S.A.	1,470,377	1,844
Powszechna Kasa Oszczednosci Bank Polski S.A.	564,988	6,604
Telekomunikacja Polska S.A.	706,054	3,887
		27,975
Russia (4.6%)
LUKOIL OAO ADR (a)	190,947	10,349
Polyus Gold Co. ADR	129,415	2,952
Rosneft Oil Co. GDR	741,822	5,578
RusHydro (b)	23,160,569	811
RusHydro ADR (b)	505,285	1,733
Sberbank	2,381,107	4,738
Vimpel-Communications OJSC ADR (b)	333,408	6,235
Wimm-Bill-Dann Foods OJSC ADR (a)(b)	50,159	3,587
X5 Retail Group N.V. GDR (b)	202,386	4,918
		40,901
South Africa (7.0%)
African Bank Investments Ltd.	969,511	3,807
Anglo Platinum Ltd. (b)	49,327	4,380
AngloGold Ashanti Ltd.	46,180	1,853
AngloGold Ashanti Ltd. ADR (a)	13,910	567
Harmony Gold Mining Co., Ltd. (a)	139,800	1,489
Harmony Gold Mining Co., Ltd. ADR	18,900	207
Impala Platinum Holdings Ltd.	335,700	7,820
Imperial Holdings Ltd.	282,500	3,002
Mr. Price Group Ltd.	660,995	2,992
MTN Group Ltd.	772,366	12,559
Naspers Ltd., Class N	326,876	11,169
SABMiller plc	393,252	9,449
Tiger Brands Ltd.	168,099	3,368
		62,662
South Korea (13.7%)
Amorepacific Corp.	5,394	3,864
Cheil Industries, Inc.	75,251	3,264
Cheil Worldwide, Inc.	16,732	4,125
Hana Financial Group, Inc.	109,600	3,776
Hanjin Shipping Co., Ltd.	67,830	1,183
Hyundai Engineering & Construction Co., Ltd.	73,335	3,983
Hyundai Motor Co.	31,561	2,987
KB Financial Group, Inc. (b)	150,598	7,733
LG Chem Ltd.	53,339	9,914
LG Corp.	38,726	2,596
LG Dacom Corp.	31,290	531
LG Display Co., Ltd.	71,830	2,067
LG Electronics, Inc.	24,747	2,636
NHN Corp. (b)	43,694	6,434
OCI Co., Ltd.	20,679	4,633
Samsung Electronics Co., Ltd.	40,810	28,228
Samsung Electronics Co., Ltd. (Preference)	13,697	5,731
Samsung Fire & Marine Insurance Co., Ltd.	25,545	5,225
Shinhan Financial Group Co., Ltd. (b)	269,076	10,733
Shinsegae Co., Ltd.	10,847	5,478
SK Telecom Co., Ltd.	1,995	309
SSCP Co., Ltd. (b)	143,105	1,057
Woongjin Coway Co., Ltd.	205,162	6,591
		123,078
Taiwan (10.0%)
Acer, Inc.	1,752,082	4,522
AU Optronics Corp.	5,667,990	5,575
Cathay Financial Holding Co., Ltd. (b)	5,521,250	9,280
China Steel Corp.	5,116,000	4,815

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009

	Shares	Value (000)
Taiwan (cont’d)
Fubon Financial Holding Co., Ltd. (b)	4,421,000	$5,052
HON HAI Precision Industry Co., Ltd.	4,212,600	17,105
HTC Corp.	160,375	1,782
Siliconware Precision Industries Co.	2,515,000	3,594
Taishin Financial Holding Co., Ltd. (b)	11,563,000	5,096
Taiwan Fertilizer Co., Ltd.	1,349,000	4,883
Taiwan Semiconductor Manufacturing Co., Ltd.	7,105,242	14,425
Wistron Corp.	3,700,497	6,965
Wistron Corp. GDR	33,552	624
Yuanta Financial Holding Co., Ltd.	7,966,000	5,968
		89,686
Thailand (2.5%)
Bangkok Bank PCL	21,400	79
Bangkok Bank PCL NVDR	1,559,600	5,648
Kasikornbank PCL (Foreign)	1,591,100	4,191
Kasikornbank PCL NVDR	1,294,800	3,197
PTT Exploration & Production PCL (Foreign)	493,500	2,135
PTT PCL (Foreign)	222,300	1,743
Siam Cement PCL NVDR	272,400	1,810
Siam Commercial Bank PCL (Foreign)	1,379,300	3,509
		22,312
Turkey (3.0%)
Akbank T.A.S.	697,589	4,043
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	317,908	3,470
Haci Omer Sabanci Holding A.S.	301,397	1,168
Turk Telekomunikasyon A.S.	491,396	1,477
Turkcell Iletisim Hizmet A.S.	455,100	3,251
Turkiye Garanti Bankasi A.S.	1,935,372	7,303
Turkiye Halk Bankasi A.S.	504,696	2,993
Turkiye Is Bankasi, Class C	778,869	3,044
		26,749
Total Common Stocks (Cost $751,900)		872,244

Investment Company (0.5%)
India (0.5%)
Morgan Stanley Growth Fund (Cost $708) (b)(d)	3,926,900	4,450

Short-Term Investments (7.4%)
Securities held as Collateral on Loaned Securities (4.8%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d)	39,646,567	39,646

Face Amount (000)
Repurchase Agreement (0.4%)

Deutsche Bank Securities, Inc., 0.06%, dated 9/30/09, due 10/1/09, repurchase price $3,541; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgage, 3.75%, due 12/6/10; Federal Home Loan Banks, Fixed Rate Mortgages, 1.88% to 5.75%, due 2/18/11 to 1/27/14; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.41% due 7/12/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 2.00% to 5.92%, due 9/28/12 to 1/15/37; Federal National Mortgage Association, Fixed Rate Mortgages, 5.73% to 6.25%, due 5/15/29 to 1/22/37, valued at $3,612.

	$3,541	3,541
43,187

	Shares
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d)	23,680,443	23,681
Total Short-Term Investments (Cost $66,868)		66,868
Total Investments (105.1%) (Cost $819,476) — Including $40,749 of Securities Loaned +		943,562
Liabilities in Excess of Other Assets (-5.1%)		(45,428)
Net Assets (100%)		$898,134

(a)

All or a portion of security on loan at September 30, 2009. At September 30, 2009, the Portfolio had loaned securities with a total value of approximately $40,749,000. This was secured by collateral of approximately $43,187,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)	Non-income producing security.
(c)

At September 30, 2009, the Portfolio held approximately $3,207,000 of fair valued securities, representing 0.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Growth Fund, a closed-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $708,000 at September 30, 2009. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $10,000 relating to the Portfolio’s investment in the Morgan Stanley Growth Fund. For the period ended September 30, 2009, the Portfolio had no purchases or sales of the security. The Portfolio invests in the Morgan Stanley Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $29,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $136,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $321,683,000 and $283,774,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $819,476,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $124,086,000 of which $169,687,000 related to appreciated securities and $45,601,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
HKD	818	$105	10/1/09	USD	105	$105	$—	@
HKD	898	116	10/1/09	USD	116	116	—	@
IDR	463,672	48	10/1/09	USD	48	48	—	@
IDR	457,706	47	10/1/09	USD	47	47	—	@
IDR	421,510	44	10/1/09	USD	44	44	—	@
INR	21,711	451	10/1/09	USD	452	452	1
THB	233	7	10/1/09	USD	7	7	—	@
USD	254	254	10/6/09	HKD	1,970	254	—	@
USD	101	101	10/1/09	IDR	972,558	101	—	@
USD	58	58	10/2/09	IDR	559,894	58	—	@
USD	10	10	10/1/09	ZAR	78	10	—	@
USD	310	310	10/2/09	ZAR	2,293	305	(5)
USD	35	35	10/6/09	ZAR	254	34	(1)
ZAR	558	74	10/5/09	USD	75	75	1
		$1,660				$1,656	$(4)

HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
THB	—	Thailand Baht
USD	—	United States Dollar
ZAR	—	South African Rand

@		Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$27,686	$—	$—	$27,686
Beverages	20,627	—	—	20,627
Capital Markets	5,968	—	—	5,968
Chemicals	25,370	—	—	25,370
Commercial Banks	217,037	3,207	—	220,244
Communications Equipment	1,569	—	—	1,569
Computers & Peripherals	13,893	—	—	13,893
Construction & Engineering	7,538	—	—	7,538
Construction Materials	10,376	—	—	10,376
Distributors	3,002	—	—	3,002
Diversified Financial Services	20,100	—	—	20,100
Diversified Telecommunication Services	20,840	—	—	20,840
Electric Utilities	12,877	—	—	12,877
Electrical Equipment	8,235	—	—	8,235
Electronic Equipment, Instruments & Components	24,747	—	—	24,747
Energy Equipment & Services	2,752	—	—	2,752
Food & Staples Retailing	10,396	—	—	10,396
Food Products	17,735	—	—	17,735
Gas Utilities	3,082	—	—	3,082
Health Care Providers & Services	308	—	—	308
Hotels, Restaurants & Leisure	1,727	—	—	1,727
Household Durables	18,742	—	—	18,742
Household Products	4,347	—	—	4,347
Independent Power Producers & Energy Traders	6,488	—	—	6,488
Industrial Conglomerates	20,941	—	—	20,941
Information Technology Services	18,981	—	—	18,981
Insurance	33,067	—	—	33,067
Internet Software & Services	6,434	—	—	6,434
Marine	1,183	—	—	1,183
Media	29,184	—	—	29,184
Metals & Mining	52,048	—	—	52,048
Oil, Gas & Consumable Fuels	68,177	—	—	68,177
Personal Products	6,532	—	—	6,532
Pharmaceuticals	14,945	—	—	14,945
Real Estate Management & Development	8,764	—	—	8,764
Semiconductors & Semiconductor Equipment	51,978	—	—	51,978
Software	3,763	—	—	3,763
Specialty Retail	15,770	—	—	15,770
Textiles, Apparel & Luxury Goods	1,773	—	—	1,773
Tobacco	1,525	—	—	1,525
Wireless Telecommunication Services	48,530	—	—	48,530
Total Common Stocks	869,037	3,207	—	872,244
Foreign Currency Exchange Contracts	—	2	—	2
Investment Company	4,450	—	—	4,450
Short-Term Investments
Investment Company	63,327	—	—	63,327
Repurchase Agreement	—	3,541	—	3,541
Total Short-Term Investments	63,327	3,541	—	66,868
Total Assets	936,814	6,750	—	943,564

Liabilities:
Foreign Currency Exchange Contracts	—	6	—	6
Total Liabilities	—	6	—	6
Total	$936,814	$6,744	$—	$943,558

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (26.4%)
Advertising (0.0%)
WPP Finance,
8.00%, 9/15/14	$100	$110

Aerospace & Defense (0.5%)
Boeing Co. (The),
4.88%, 2/15/20	110	114
6.00%, 3/15/19	130	146
6.88%, 3/15/39	50	62
L-3 Communications Holdings, Inc. (Convertible),
3.00%, 8/1/35	2,496	2,571
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(a)	104	103
		2,996
Agency Bonds — Banking (FDIC Guaranteed) (1.2%)
Citigroup Funding, Inc.,
2.25%, 12/10/12	3,090	3,134
General Electric Capital Corp.,
2.20%, 6/8/12	120	122
2.63%, 12/28/12	3,150	3,230
GMAC, Inc.,
2.20%, 12/19/12	500	506
KeyBank NA,
3.20%, 6/15/12	500	521
		7,513
Agency Fixed Rate Mortgages (0.0%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
6.50%, 2/1/26	9	10
Federal National Mortgage Association,
Conventional Pools:
9.50%, 4/1/30	19	21
		31
Agriculture (0.0%)
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	90	104

Air Freight & Logistics (0.0%)
FedEx Corp.,
7.25%, 2/15/11	10	11

Apparel (0.1%)
Iconix Brand Group, Inc. (Convertible),
1.88%, 6/30/12	950	834

Asset Backed Securities (0.1%)
Capital Auto Receivables Asset Trust,
4.98%, 5/15/11	161	164
Capital One Auto Finance Trust,
5.07%, 7/15/11	8	9
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	90	95
Harley-Davidson Motorcycle Trust,
4.07%, 2/15/12	59	60
4.41%, 6/15/12	106	108
		436
Auto Parts & Equipment (0.3%)
BorgWarner, Inc. (Convertible),
3.50%, 4/15/12	1,772	2,166

Automobiles (0.0%)
Daimler Finance North America LLC,
7.30%, 1/15/12	170	183
8.50%, 1/18/31	35	42
		225
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14(a)	215	242
Diageo Capital plc,
5.75%, 10/23/17	150	165
7.38%, 1/15/14	90	105
		512
Biotechnology (2.1%)
Amgen, Inc.,
5.70%, 2/1/19	110	121
5.85%, 6/1/17	175	193
Amgen, Inc. (Convertible),
0.38%, 2/1/13	3,454	3,510
0.38%, 2/1/13(a)	2,400	2,439
Amylin Pharmaceuticals, Inc. (Convertible),
3.00%, 6/15/14	1,628	1,257
Biogen Idec, Inc.,
6.88%, 3/1/18	180	198
Life Technologies Corp. (Convertible),
1.50%, 2/15/24	2,026	2,224
3.25%, 6/15/25	468	541
Millipore Corp. (Convertible),
3.75%, 6/1/26	2,689	2,810
		13,293
Chemicals (0.1%)
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	155	174
Monsanto Co.,
5.13%, 4/15/18	60	64
Potash Corp. of Saskatchewan, Inc.,
4.88%, 3/30/20	60	60
5.88%, 12/1/36	35	36
6.50%, 5/15/19	150	168
		502
Commercial Banks (0.1%)
HBOS plc,
6.75%, 5/21/18(a)	325	290
PNC Funding Corp.,
6.70%, 6/10/19	165	183
Royal Bank of Scotland plc (The),
4.88%, 8/25/14(a)	155	157
Westpac Banking Corp.,
4.20%, 2/27/15	210	214
		844
Commercial Services & Supplies (0.2%)
Allied Waste Industries, Inc. (Convertible),
4.25%, 4/15/34	1,256	1,254

Communications & Media (1.3%)
Comcast Corp.,
5.70%, 5/15/18	365	384
6.50%, 1/15/17	35	39
COX Communications, Inc.,
8.38%, 3/1/39(a)	270	334
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
7.63%, 5/15/16	20	21
5.88%, 10/1/19(a)	250	250

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Communications & Media (cont’d)
Interpublic Group of Cos., Inc. (Convertible),
4.25%, 3/15/23	$1,273	$1,258
4.75%, 3/15/23	814	806
4.75%, 3/15/23(a)	1,209	1,197
Liberty Media LLC (Convertible),
3.13%, 3/30/23	1,542	1,535
News America, Inc.,
7.85%, 3/1/39	270	317
Omnicom Group, Inc.,
6.25%, 7/15/19	180	195
Omnicom Group, Inc. (Convertible),
Zero Coupon, 7/31/32	1,047	991
Time Warner Cable, Inc.,
6.75%, 6/15/39	80	87
8.25%, 4/1/19	90	109
8.75%, 2/14/19	225	277
Time Warner, Inc.,
5.88%, 11/15/16	120	127
7.70%, 5/1/32	170	193
Viacom, Inc.,
5.63%, 9/15/19	40	41
6.88%, 4/30/36	195	206
Vivendi,
6.63%, 4/4/18(a)	130	140
		8,507
Communications Equipment (0.3%)
Cisco Systems, Inc.,
4.95%, 2/15/19	215	226
5.90%, 2/15/39	30	33
JDS Uniphase Corp. (Convertible),
1.00%, 5/15/26(a)	1,100	929
Telecom Italia Capital S.A.,
4.88%, 10/1/10	40	41
7.00%, 6/4/18	290	321
7.18%, 6/18/19	140	157
Telefonica Europe B.V.,
8.25%, 9/15/30	395	513
		2,220
Computers & Peripherals (1.1%)
Cadence Design Systems, Inc. (Convertible),
1.38%, 12/15/11	1,416	1,298
1.50%, 12/15/13	860	693
Hewlett-Packard Co.,
4.75%, 6/2/14	175	188
5.50%, 3/1/18	85	93
International Business Machines Corp.,
7.63%, 10/15/18	180	222
8.00%, 10/15/38	100	140
NetApp, Inc. (Convertible),
1.75%, 6/1/13	995	1,082
SanDisk Corp. (Convertible),
1.00%, 5/15/13	4,225	3,306
		7,022
Containers & Packaging (0.0%)
Sealed Air Corp.,
7.88%, 6/15/17(a)	95	100

Diversified Financial Services (2.1%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(a)	405	399
American Express Co.,
8.13%, 5/20/19	55	65
American Express Credit Corp.,
5.13%, 8/25/14	120	124
7.30%, 8/20/13	325	361
Bank of America Corp.,
5.65%, 5/1/18	280	277
5.75%, 12/1/17	865	865
7.63%, 6/1/19	25	28
Barclays Bank plc,
6.75%, 5/22/19	380	426
BB&T Corp.,
6.85%, 4/30/19	165	185
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	185	212
BP Capital Markets plc,
4.75%, 3/10/19	205	216
Capital One Bank (U.S.A.), N.A.,
8.80%, 7/15/19	400	463
Catlin Insurance Co., Ltd.,
7.25%, (a)(b)(c)	220	149
Citigroup, Inc.,
6.13%, 11/21/17 - 5/15/18	815	808
8.50%, 5/22/19	445	503
Credit Suisse USA, Inc.,
5.13%, 8/15/15	140	148
Credit Suisse, New York,
5.30%, 8/13/19	420	431
6.00%, 2/15/18	140	147
Deutsche Bank AG,
3.88%, 8/18/14	385	390
Farmers Exchange Capital,
7.05%, 7/15/28(a)	200	179
General Electric Capital Corp.,
5.63%, 5/1/18	645	643
6.00%, 8/7/19	230	234
Goldman Sachs Group, Inc. (The),
3.63%, 8/1/12	105	108
6.15%, 4/1/18	855	901
6.75%, 10/1/37	200	207
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(a)	190	185
HSBC Finance Corp.,
6.38%, 10/15/11	445	472
6.75%, 5/15/11	175	185
8.00%, 7/15/10	85	89
Iberdrola Finance Ireland Ltd.,
3.80%, 9/11/14(a)	125	127
Janus Capital Group, Inc. (Convertible),
3.25%, 7/15/14	212	267
JPMorgan Chase & Co.,
4.75%, 5/1/13	720	763
6.00%, 1/15/18	380	408
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	285	300
National City Corp. (Convertible),
4.00%, 2/1/11	78	79
Nationwide Building Society,
4.25%, 2/1/10(a)	310	310

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Diversified Financial Services (cont’d)
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(a)	$140	$148
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	145	139
UBS AG,
5.88%, 12/20/17	225	231
Wells Fargo & Co.,
5.63%, 12/11/17	940	989
Xlliac Global Funding,
4.80%, 8/10/10(a)	315	314
		13,475
Diversified Telecommunication Services (0.6%)
Alcatel-Lucent USA, Inc. (Convertible),
2.88%, 6/15/25	2,803	2,355
Deutsche Telekom International Finance B.V.,
6.00%, 7/8/19	95	102
8.75%, 6/15/30	175	227
France Telecom S.A.,
8.50%, 3/1/31	115	159
Verizon Communications, Inc.,
5.50%, 2/15/18	405	425
6.35%, 4/1/19	235	260
8.95%, 3/1/39	170	234
		3,762
Electric Utilities (0.1%)
Consumers Energy Co.,
4.00%, 5/15/10	20	20
FirstEnergy Solutions Corp.,
6.05%, 8/15/21(a)	350	363
		383
Electrical Equipment (0.0%)
Cooper U.S., Inc.,
5.25%, 11/15/12	165	179

Entertainment (0.4%)
International Game Technology (Convertible),
3.25%, 5/1/14(a)	2,096	2,759

Food & Staples Retailing (0.1%)
CVS Caremark Corp.,
6.60%, 3/15/19	50	56
CVS Pass-Through Trust,
6.04%, 12/10/28	252	244
8.35%, 7/10/31(a)	35	39
Wal-Mart Stores, Inc.,
4.13%, 2/1/19	85	86
4.25%, 4/15/13	210	224
		649
Food Products (0.3%)
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	160	174
ConAgra Foods, Inc.,
7.00%, 10/1/28	40	45
8.25%, 9/15/30	180	227
Delhaize America, Inc.,
9.00%, 4/15/31	45	59
Delhaize Group S.A.,
5.88%, 2/1/14	165	178
FBG Finance Ltd.,
5.13%, 6/15/15(a)	295	308
General Mills, Inc.,
5.65%, 2/15/19	175	190
Kraft Foods, Inc.,
6.13%, 8/23/18	185	197
6.88%, 1/26/39	180	198
7.00%, 8/11/37	85	95
		1,671
Health Care Equipment & Supplies (0.5%)
Baxter International, Inc.,
5.38%, 6/1/18	70	76
Medtronic, Inc. (Convertible),
1.50%, 4/15/11	2,305	2,305
Wright Medical Group, Inc. (Convertible),
2.63%, 12/1/14	937	795
		3,176
Health Care Providers & Services (0.8%)
LifePoint Hospitals, Inc. (Convertible),
3.50%, 5/15/14	1,868	1,595
Omnicare, Inc. (Convertible),
3.25%, 12/15/35	3,331	2,573
Roche Holdings, Inc.,
6.00%, 3/1/19(a)	335	374
UnitedHealth Group, Inc.,
6.00%, 2/15/18	195	205
WellPoint, Inc.,
4.25%, 12/15/09	80	81
7.00%, 2/15/19	60	68
		4,896
Hotels, Restaurants & Leisure (0.0%)
Yum! Brands, Inc.,
5.30%, 9/15/19	155	156
6.25%, 3/15/18	100	108
		264
Household Durables (0.0%)
Emerson Electric Co.,
4.88%, 10/15/19	85	90
5.00%, 4/15/19	45	48
LG Electronics, Inc.,
5.00%, 6/17/10(a)	130	131
		269
Household Products (0.0%)
Procter & Gamble Co. (The),
4.70%, 2/15/19	50	52
5.55%, 3/5/37	35	38
		90
Industrial Conglomerates (0.8%)
3M Co. (Convertible),
Zero Coupon, 11/21/32(c)	3,312	2,861
Agilent Technologies, Inc.,
5.50%, 9/14/15	135	139
General Electric Co.,
5.25%, 12/6/17	1,095	1,126
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	215	232
Textron, Inc. (Convertible),
4.50%, 5/1/13	474	775
		5,133

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Industrials (0.1%)
Holcim US Finance Sarl & Cie SCS,
6.00%, 12/30/19(a)	$85	$86
Kroger Co. (The),
3.90%, 10/1/15	30	30
5.00%, 4/15/13	120	127
6.40%, 8/15/17	75	83
		326
Insurance (0.3%)
ACE INA Holdings, Inc.,
5.60%, 5/15/15	135	147
5.90%, 6/15/19	35	38
Allstate Corp. (The),
7.45%, 5/16/19	140	167
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	475	513
MetLife, Inc.,
6.75%, 6/1/16	75	84
6.82%, 8/15/18	220	245
7.72%, 2/15/19	40	47
Principal Financial Group, Inc.,
8.88%, 5/15/19	140	168
Prudential Financial, Inc.,
4.75%, 9/17/15	230	229
6.63%, 12/1/37	95	97
7.38%, 6/15/19	70	78
Travelers Cos., Inc. (The),
5.80%, 5/15/18	160	177
5.90%, 6/2/19	55	62
		2,052
Machinery (0.0%)
Caterpillar, Inc.,
6.05%, 8/15/36	60	66

Metals & Mining (0.2%)
Alcoa, Inc. (Convertible),
5.25%, 3/15/14	300	662
Newmont Mining Corp.,
5.13%, 10/1/19	315	315
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	85	91
9.00%, 5/1/19	30	37
Vale Overseas Ltd.,
5.63%, 9/15/19	160	164
		1,269
Office Electronics (0.0%)
Xerox Corp.,
6.35%, 5/15/18	120	125

Oil, Gas & Consumable Fuels (0.3%)
ConocoPhillips,
5.20%, 5/15/18	355	377
5.75%, 2/1/19	160	175
Devon Financing Corp. ULC,
7.88%, 9/30/31	175	218
EnCana Corp.,
5.90%, 12/1/17	200	214
6.50%, 5/15/19	20	22
Enterprise Products Operating LLC,
5.25%, 1/31/20	100	100
6.50%, 1/31/19	220	241
Questar Market Resources, Inc.,
6.80%, 4/1/18	200	205
Transocean, Inc.,
6.00%, 3/15/18	175	187
Weatherford International Ltd.,
6.00%, 3/15/18	165	171
XTO Energy, Inc.,
5.50%, 6/15/18	295	305
		2,215
Pharmaceuticals (1.3%)
Allergan, Inc. (Convertible),
1.50%, 4/1/26	1,156	1,303
AstraZeneca plc,
6.45%, 9/15/37	100	118
Bristol-Myers Squibb Co.,
6.13%, 5/1/38	190	219
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	75	82
6.38%, 5/15/38	70	83
King Pharmaceuticals, Inc. (Convertible),
1.25%, 4/1/26	1,690	1,460
Medco Health Solutions, Inc.,
7.13%, 3/15/18	200	227
Merck & Co., Inc.,
5.00%, 6/30/19	280	299
Mylan, Inc. (Convertible),
1.25%, 3/15/12	3,362	3,307
Novartis Capital Corp.,
4.13%, 2/10/14	210	222
Pfizer, Inc.,
6.20%, 3/15/19	445	503
Wyeth,
5.45%, 4/1/17	30	33
5.50%, 2/15/16	45	49
6.45%, 2/1/24	95	108
		8,013
Real Estate Investment Trusts (REIT) (0.0%)
AvalonBay Communities, Inc.,
6.10%, 3/15/20	160	165
Simon Property Group LP,
6.75%, 5/15/14	120	129
		294
Real Estate Management & Development (0.0%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	210	181
7.13%, 6/15/12	10	10
		191
Road & Rail (0.1%)
CSX Corp.,
7.38%, 2/1/19	120	141
Norfolk Southern Corp.,
5.75%, 1/15/16(a)	155	170
Union Pacific Corp.,
6.13%, 2/15/20	105	118
7.88%, 1/15/19	250	310
		739

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Semiconductors & Semiconductor Equipment (0.9%)
KLA-Tencor Corp.,
6.90%, 5/1/18	$135	$141
Linear Technology Corp. (Convertible),
3.00%, 5/1/27	819	795
3.00%, 5/1/27(a)	1,193	1,157
ON Semiconductor Corp. (Convertible),
2.63%, 12/15/26	1,413	1,526
Xilinx, Inc. (Convertible),
3.13%, 3/15/37	763	674
3.13%, 3/15/37(a)	1,302	1,151
		5,444
Software (0.4%)
Microsoft Corp.,
4.20%, 6/1/19	80	82
Oracle Corp.,
5.75%, 4/15/18	40	44
Symantec Corp. (Convertible),
0.75%, 6/15/11	1,071	1,135
1.00%, 6/15/13	984	1,056
		2,317
Sovereign (0.1%)
Korea Railroad Corp.,
5.38%, 5/15/13(a)	235	240
Kreditanstalt fuer Wiederaufbau,
4.88%, 6/17/19	220	240
Republic of Italy,
6.88%, 9/27/23	290	349
		829
Specialty Retail (0.1%)
Home Depot, Inc.,
5.88%, 12/16/36	210	204
Kohl’s Corp.,
6.88%, 12/15/37	165	185
		389
Steel (0.2%)
Arcelor Mittal,
9.85%, 6/1/19	525	622
ArcelorMittal (Convertible),
5.00%, 5/15/14	309	448
United States Steel Corp. (Convertible),
4.00%, 5/15/14	259	413
		1,483
Telecommunications (0.0%)
Corning, Inc.,
6.63%, 5/15/19	85	93

Tobacco (0.1%)
Altria Group, Inc.,
9.25%, 8/6/19	160	196
BAT International Finance plc,
9.50%, 11/15/18(a)	150	195
Philip Morris International, Inc.,
5.65%, 5/16/18	210	224
		615
U.S. Agency Securities (0.7%)
Federal Home Loan Mortgage Corp.,
3.00%, 7/28/14	2,100	2,143
5.00%, 4/18/17	1,500	1,660
6.75%, 3/15/31	650	853
		4,656
U.S. Treasury Securities (7.2%)
U.S. Treasury Bonds,
4.25%, 5/15/39	761	787
5.25%, 11/15/28	2,350	2,729
5.38%, 2/15/31	8,800	10,458
6.25%, 8/15/23	15,553	19,500
8.13%, 8/15/21	2,700	3,846
U.S. Treasury Notes,
1.00%, 7/31/11	1,000	1,003
1.75%, 3/31/14	3,500	3,445
2.63%, 7/31/14	1,000	1,017
4.00%, 8/15/18	3,055	3,226
		46,011
Utilities (1.0%)
Carolina Power & Light Co.,
5.30%, 1/15/19	40	43
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	75	72
7.88%, 4/1/13	70	79
Detroit Edison Co. (The),
6.13%, 10/1/10	165	174
E.ON International Finance B.V.,
5.80%, 4/30/18(a)	320	345
EDF S.A.,
6.50%, 1/26/19(a)	240	276
Enel Finance International S.A.,
5.13%, 10/7/19(a)	325	324
Exelon Generation Co LLC,
5.20%, 10/1/19	425	431
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	405	424
NiSource Finance Corp.,
6.80%, 1/15/19	175	180
Ohio Power Co.,
6.00%, 6/1/16	185	199
Pacificorp.,
5.50%, 1/15/19	105	114
PG&E Corp. (Convertible),
9.50%, 6/30/10	517	1,407
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	175	184
8.75%, 5/1/19	150	180
PPL Energy Supply LLC,
6.30%, 7/15/13	140	150
6.50%, 5/1/18	100	108
Progress Energy, Inc.,
7.05%, 3/15/19	270	315
Public Service Co. of Colorado,
5.80%, 8/1/18	20	22
6.50%, 8/1/38	150	181
Public Service Electric & Gas Co.,
5.00%, 1/1/13	20	21
Spectra Energy Capital LLC,
7.50%, 9/15/38	120	140
Texas Eastern Transmission LP,
7.00%, 7/15/32	165	190

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Utilities (cont’d)
Union Electric Co.,
6.70%, 2/1/19	$135	$153
Virginia Electric & Power Co.,
8.88%, 11/15/38	285	407
		6,119
Wireless Telecommunication Services (0.2%)
AT&T Corp.,
8.00%, 11/15/31	240	300
AT&T, Inc.,
6.15%, 9/15/34	125	128
6.30%, 1/15/38	475	499
Cellco Partnership / Verizon Wireless Capital LLC,
5.55%, 2/1/14(a)	75	81
		1,008
Total Fixed Income Securities (Cost $161,129)		169,640

	Shares
Common Stocks (65.3%)
Aerospace & Defense (0.8%)
General Dynamics Corp.	46,300	2,991
Raytheon Co.	47,910	2,298
		5,289
Air Freight & Logistics (0.5%)
FedEx Corp.	41,200	3,099

Auto Components (0.3%)
Autoliv, Inc.	66,300	2,228

Automobiles (0.4%)
Harley-Davidson, Inc.	111,320	2,560

Beverages (0.4%)
Coca-Cola Co. (The)	43,560	2,339

Capital Markets (1.2%)
Charles Schwab Corp. (The)	389,300	7,455

Chemicals (1.7%)
Bayer AG ADR	94,910	6,606
Dow Chemical Co. (The)	176,200	4,593
		11,199
Commercial Banks (2.4%)
Comerica, Inc.	41,400	1,228
Fifth Third Bancorp.	240,100	2,432
First Horizon National Corp. (d)	87,427	1,157
PNC Financial Services Group, Inc.	173,080	8,410
U.S. Bancorp	92,300	2,018
		15,245
Commercial Services & Supplies (1.7%)
Avery Dennison Corp.	75,500	2,719
Cintas Corp.	81,200	2,461
Manpower, Inc.	58,439	3,314
Robert Half International, Inc.	91,300	2,284
		10,778
Communications & Media (5.0%)
Comcast Corp., Class A	420,565	7,103
Time Warner Cable, Inc.	103,221	4,448
Time Warner, Inc.	337,420	9,711
Viacom, Inc., Class B (d)	393,695	11,039
		32,301
Communications Equipment (1.2%)
Cisco Systems, Inc. (d)	316,820	7,458

Computers & Peripherals (1.3%)
Hewlett-Packard Co.	171,630	8,103

Diversified Financial Services (6.7%)
Bank of America Corp.	494,200	8,362
BB&T Corp.	117,500	3,201
Citigroup, Inc.	890,900	4,312
JPMorgan Chase & Co.	524,336	22,976
State Street Corp.	34,700	1,825
Wells Fargo & Co.	88,000	2,480
		43,156

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Diversified Telecommunication Services (1.0%)
Verizon Communications, Inc.	213,830	$6,473

Electric Utilities (2.8%)
American Electric Power Co., Inc.	283,405	8,783
Edison International	32,600	1,095
Entergy Corp.	47,157	3,766
FirstEnergy Corp.	101,190	4,626
		18,270
Energy Equipment & Services (1.1%)
Schlumberger Ltd.	93,230	5,556
Smith International, Inc.	58,000	1,665
		7,221
Food & Staples Retailing (1.0%)
Walgreen Co.	167,400	6,273

Food Products (1.2%)
Cadbury plc ADR	66,369	3,399
Unilever N.V. (NY Shares)	151,090	4,360
		7,759
Health Care Equipment & Supplies (1.5%)
Boston Scientific Corp. (d)	361,860	3,832
Covidien plc	137,617	5,953
		9,785
Hotels, Restaurants & Leisure (0.5%)
Starbucks Corp. (d)	158,170	3,266

Household Durables (0.9%)
Sony Corp. ADR	208,350	6,084

Industrial Conglomerates (4.4%)
Agilent Technologies, Inc. (d)	194,900	5,424
General Electric Co.	581,800	9,553
Siemens AG ADR	70,610	6,564
Tyco International Ltd.	188,547	6,501
		28,042
Insurance (4.8%)
Chubb Corp.	127,302	6,417
Marsh & McLennan Cos., Inc.	630,350	15,589
Transatlantic Holdings, Inc.	28,000	1,405
Travelers Cos., Inc. (The)	147,777	7,275
		30,686
Internet Software & Services (1.7%)
eBay, Inc. (d)	451,850	10,668

Machinery (0.9%)
Dover Corp.	156,100	6,050

Manufacturing (0.7%)
Ingersoll-Rand plc	146,843	4,504

Metals & Mining (1.0%)
Freeport-McMoran Copper & Gold, Inc.	51,600	3,540
Newmont Mining Corp.	70,050	3,084
		6,624
Multiline Retail (0.7%)
Macy’s, Inc.	233,920	4,278

Oil, Gas & Consumable Fuels (8.1%)
Anadarko Petroleum Corp.	157,270	9,866
BP plc ADR	89,280	4,752
ConocoPhillips	49,090	2,217
Devon Energy Corp.	69,400	4,673
Exxon Mobil Corp.	92,560	6,350
Hess Corp.	57,200	3,058
Occidental Petroleum Corp.	143,070	11,217
Royal Dutch Shell plc ADR	151,430	8,660
Valero Energy Corp.	57,800	1,121
		51,914
Personal Products (0.7%)
Estee Lauder Cos., Inc. (The), Class A	123,270	4,571

Pharmaceuticals (4.6%)
Abbott Laboratories	72,250	3,574
Bristol-Myers Squibb Co.	326,120	7,344
Cardinal Health, Inc.	88,300	2,367
CareFusion Corp. (d)	44,150	963
Pfizer, Inc.	264,900	4,384
Roche Holding AG ADR	139,020	5,644
Schering-Plough Corp.	179,518	5,071
		29,347
Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	257,140	5,032
Lam Research Corp. (d)	102,371	3,497
		8,529
Software (0.2%)
Symantec Corp. (d)	64,175	1,057

Specialty Retail (2.0%)
Gap Inc. (The)	172,800	3,698
Home Depot, Inc.	339,510	9,045
		12,743
Wireless Telecommunication Services (0.6%)
Vodafone Group plc ADR	169,500	3,814
Total Common Stocks (Cost $393,595)		419,168

Preferred Stocks (1.9%)
Commercial Banks (0.3%)
KeyCorp., 7.75% (Convertible)	17,590	1,525

Commercial Services & Supplies (0.2%)
Avery Dennison Corp., 7.88% (Convertible)	39,210	1,500

Electric Utilities (0.4%)
CenterPoint Energy, Inc., 0.28% (Convertible) (c)(d)	105,486	2,479

Food Products (0.2%)
Archer-Daniels-Midland Co., 6.25% (Convertible)	34,250	1,367

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Health Care Providers & Services (0.3%)
Healthsouth Corp., 6.50% (Convertible) (a)	785	$571
Omnicare Capital Trust II, 4.00% (Convertible)	44,400	1,541
		2,112
Oil, Gas & Consumable Fuels (0.5%)
El Paso Energy Capital Trust I, 4.75% (Convertible)	95,499	3,192
Total Preferred Stocks (Cost $13,745)		12,175

Short-Term Investments (6.3%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (e)	39,543,438	39,543

	Face Amount (000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
0.04%, 11/12/09(f)(g)	$870	870
Total Short-Term Investments (Cost $40,413)		40,413
Total Investments (99.9%) (Cost $608,882) +		641,396
Other Assets in Excess of Liabilities (0.1%)		351
Net Assets (100%)		$641,747

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at September 30, 2009.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on September 30, 2009.
(d)	Non-income producing security.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $33,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $73,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $118,364,000 and $109,151,000, respectively.

(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	Rate shown is the yield to maturity at September 30, 2009.

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $608,882,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $32,514,000 of which $58,140,000 related to appreciated securities and $25,626,000 related to depreciated securities.

ADR	American Depositary Receipt

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2 yr. Note	150	$32,545	Dec-09	$172
U.S. Treasury
5 yr. Note	116	13,467	Dec-09	181
Short:
U.S. Treasury
10 yr. Note	120	14,199	Dec-09	(107)
U.S. Treasury
30 yr. Bond	245	29,737	Dec-09	(728)
				$(482)

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Credit Default Swap Agreements

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay Fixed Rate	Termination Date	Upfront Payments (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America
Sealed Air Corp., 5.63%, 7/15/13	Buy	$90	1.12%	3/20/18	$—	$1

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$5,289	$—	$—	$5,289
Air Freight & Logistics	3,099	—	—	3,099
Auto Components	2,228	—	—	2,228
Automobiles	2,560	—	—	2,560
Beverages	2,339	—	—	2,339
Capital Markets	7,455	—	—	7,455
Chemicals	11,199	—	—	11,199
Commercial Banks	15,245	—	—	15,245
Commercial Services & Supplies	10,778	—	—	10,778
Communications & Media	32,301	—	—	32,301
Communications Equipment	7,458	—	—	7,458
Computers & Peripherals	8,103	—	—	8,103
Diversified Financial Services	43,156	—	—	43,156
Diversified Telecommunication Services	6,473	—	—	6,473
Electric Utilities	18,270	—	—	18,270
Energy Equipment & Services	7,221	—	—	7,221
Food & Staples Retailing	6,273	—	—	6,273
Food Products	7,759	—	—	7,759
Health Care Equipment & Supplies	9,785	—	—	9,785
Hotels, Restaurants & Leisure	3,266	—	—	3,266
Household Durables	6,084	—	—	6,084
Industrial Conglomerates	28,042	—	—	28,042
Insurance	30,686	—	—	30,686
Internet Software & Services	10,668	—	—	10,668
Machinery	6,050	—	—	6,050
Manufacturing	4,504	—	—	4,504
Metals & Mining	6,624	—	—	6,624
Multiline Retail	4,278	—	—	4,278
Oil, Gas & Consumable Fuels	51,914	—	—	51,914
Personal Products	4,571	—	—	4,571
Pharmaceuticals	29,347	—	—	29,347
Semiconductors & Semiconductor Equipment	8,529	—	—	8,529
Software	1,057	—	—	1,057
Specialty Retail	12,743	—	—	12,743
Wireless Telecommunication Services	3,814	—	—	3,814
Total Common Stocks	419,168	—	—	419,168
Credit Default Swap Agreements	—	1	—	1
Fixed Income Securities
Advertising	—	110	—	110
Aerospace & Defense	—	2,996	—	2,996
Agency Bonds — Banking (FDIC Guaranteed)	—	7,513	—	7,513
Agency Fixed Rate Mortgages	—	31	—	31
Agriculture	—	104	—	104
Air Freight & Logistics	—	11	—	11
Apparel	—	834	—	834
Asset Backed Securities	—	436	—	436
Auto Parts & Equipment	—	2,166	—	2,166
Automobiles	—	225	—	225
Beverages	—	512	—	512
Biotechnology	—	13,293	—	13,293
Chemicals	—	502	—	502
Commercial Banks	—	844	—	844
Commercial Services & Supplies	—	1,254	—	1,254
Communications & Media	—	8,507	—	8,507
Communications Equipment	—	2,220	—	2,220
Computers & Peripherals	—	7,022	—	7,022
Containers & Packaging	—	100	—	100
Diversified Financial Services	—	13,475	—	13,475
Diversified Telecommunication Services	—	3,762	—	3,762
Electric Utilities	—	383	—	383
Electrical Equipment	—	179	—	179

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont’d)
Entertainment	$—	$2,759	$—	$2,759
Food & Staples Retailing	—	649	—	649
Food Products	—	1,671	—	1,671
Health Care Equipment & Supplies	—	3,176	—	3,176
Health Care Providers & Services	—	4,896	—	4,896
Hotels, Restaurants & Leisure	—	264	—	264
Household Durables	—	269	—	269
Household Products	—	90	—	90
Industrial Conglomerates	—	5,133	—	5,133
Industrials	—	326	—	326
Insurance	—	2,052	—	2,052
Machinery	—	66	—	66
Metals & Mining	—	1,269	—	1,269
Office Electronics	—	125	—	125
Oil, Gas & Consumable Fuels	—	2,215	—	2,215
Pharmaceuticals	—	8,013	—	8,013
Real Estate Investment Trusts (REIT)	—	294	—	294
Real Estate Management & Development	—	191	—	191
Road & Rail	—	739	—	739
Semiconductors & Semiconductor Equipment	—	5,444	—	5,444
Software	—	2,317	—	2,317
Sovereign	—	829	—	829
Specialty Retail	—	389	—	389
Steel	—	1,483	—	1,483
Telecommunications	—	93	—	93
Tobacco	—	615	—	615
U.S. Agency Securities	—	4,656	—	4,656
U.S. Treasury Securities	—	46,011	—	46,011
Utilities	—	6,119	—	6,119
Wireless Telecommunication Services	—	1,008	—	1,008
Total Fixed Income Securities	—	169,640	—	169,640
Futures Contracts	353	—	—	353
Preferred Stocks
Commercial Banks	1,525	—	—	1,525
Commercial Services & Supplies	1,500	—	—	1,500
Electric Utilities	—	2,479	—	2,479
Food Products	1,367	—	—	1,367
Health Care Providers & Services	—	2,112	—	2,112
Oil, Gas & Consumable Fuels	—	3,192	—	3,192
Total Preferred Stocks	4,392	7,783	—	12,175
Short-Term Investments
Investment Company	39,543	—	—	39,543
U.S. Treasury Security	—	870	—	870
Total Short-Term Investments	39,543	870	—	40,413
Total Assets	463,456	178,294	—	641,750

Liabilities:
Futures Contracts	835	—	—	835
Total Liabilities	835	—	—	835

Total	$462,621	$178,294	$—	$640,915

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Finland (3.0%)
Kone Oyj, Class B	88,194	$3,242

France (3.5%)
Groupe Danone S.A.	62,508	3,767

Ireland (5.6%)
C&C Group plc	379,559	1,605
Experian plc	522,585	4,397
		6,002
Japan (2.7%)
Kao Corp.	116,900	2,891

Netherlands (6.8%)
Reed Elsevier N.V.	288,530	3,255
Wolters Kluwer N.V.	191,685	4,094
		7,349
Sweden (5.3%)
Swedish Match AB	281,815	5,660

Switzerland (8.7%)
Nestle S.A. (Registered)	127,309	5,425
Novartis AG (Registered)	77,163	3,861
		9,286
United Kingdom (29.2%)
British American Tobacco plc	302,379	9,486
Cadbury plc	371,429	4,767
Diageo plc	162,953	2,500
Imperial Tobacco Group plc	226,464	6,543
Reckitt Benckiser Group plc	67,377	3,293
Unilever plc	164,066	4,662
		31,251
United States (32.9%)
Brown-Forman Corp., Class B	46,032	2,220
Career Education Corp. (a)	69,272	1,689
Dr. Pepper Snapple Group, Inc. (a)	54,500	1,567
eBay, Inc. (a)	155,960	3,682
Fortune Brands, Inc.	51,948	2,233
Kellogg Co.	66,333	3,265
McGraw-Hill Cos., Inc. (The)	99,433	2,500
Moody’s Corp.	106,059	2,170
Philip Morris International, Inc.	117,084	5,707
Procter & Gamble Co. (The)	58,458	3,386
Scotts Miracle-Gro Co. (The), Class A	47,153	2,025
Starbucks Corp. (a)	138,642	2,863
Weight Watchers International, Inc.	70,139	1,924
		35,231
Total Common Stocks (Cost $102,623)		104,679

Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (b) (Cost $1,645)	1,644,967	1,645
Total Investments (99.2%) (Cost $104,268) +		106,324
Other Assets in Excess of Liabilities (0.8%)		819
Net Assets (100%)		$107,143

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $4,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $18,671,000 and $19,840,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $104,268,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,056,000 of which $13,508,000 related to appreciated securities and $11,452,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	2,041	$3,261	12/1/09	USD	3,347	$3,347	$86
GBP	2,041	3,260	12/1/09	USD	3,345	3,345	85
GBP	2,041	3,261	12/1/09	USD	3,347	3,347	86
GBP	2,041	3,260	12/1/09	USD	3,346	3,346	86
		$13,042				$13,385	$343

GBP	—	British Pound
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$7,892	$—	$—	$7,892
Chemicals	2,025	—	—	2,025
Commercial Services	3,682	—	—	3,682
Diversified Consumer Services	3,613	—	—	3,613
Diversified Financial Services	2,170	—	—	2,170
Food Products	21,886	—	—	21,886
Hotels Restaurants & Leisure	2,863	—	—	2,863
Household Durables	2,233	—	—	2,233
Household Products	9,570	—	—	9,570
Machinery	3,242	—	—	3,242
Media	9,849	—	—	9,849
Pharmaceuticals	3,861	—	—	3,861
Professional Services	4,397	—	—	4,397
Tobacco	27,396	—	—	27,396
Total Common Stocks	104,679	—	—	104,679
Foreign Currency Exchange Contracts	—	343	—	343
Short-Term Investment
Investment Company	1,645	—	—	1,645
Total Assets	106,324	343	—	106,667

Total	$106,324	$343	$—	$106,667

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (Unaudited)

	Shares	Value (000)
Common Stocks (96.5%)
Australia (8.6%)
BGP Holdings plc (a)(b)	5,886,464	$—
CFS Retail Property Trust REIT	1,293,543	2,294
Commonwealth Property Office Fund REIT	1,044,785	876
GPT Group REIT	5,886,464	3,557
Mirvac Group REIT	154,327	229
Stockland REIT	1,387,070	4,992
Westfield Group REIT	1,456,465	17,860
		29,808
Austria (0.3%)
CA Immobilien Anlagen AG (b)	17,842	231
Conwert Immobilien Invest SE (b)	57,214	786
		1,017
Belgium (0.2%)
Befimmo SCA Sicafi REIT	6,146	558
Cofinimmo REIT	880	123
		681
Brazil (0.9%)
BR Malls Participacoes S.A. (b)	249,680	2,948

Canada (0.5%)
Extendicare REIT	36,000	282
RioCan REIT	77,500	1,303
		1,585
Finland (0.2%)
Citycon Oyj	39,850	169
Sponda Oyj (b)	174,760	693
		862
France (5.9%)
Fonciere Des Regions REIT	4,178	487
Gecina S.A. REIT	3,844	458
ICADE REIT	31,095	3,331
Klepierre REIT	40,055	1,589
Mercialys S.A. REIT	22,756	904
Silic REIT	14,061	1,813
Unibail-Rodamco SE REIT	57,211	11,884
		20,466
Germany (0.1%)
Alstria Office AG REIT	30,332	350
Deutsche Euroshop AG	4,970	174
		524
Hong Kong (20.0%)
Agile Property Holdings Ltd.	184,000	217
China Overseas Land & Investment Ltd.	3,510,080	7,591
China Resources Land Ltd.	2,535,000	5,554
Glorious Property Holdings Ltd. (b)	672,600	386
Guangzhou R&F Properties Co., Ltd., Class H	1,901,900	3,342
Hang Lung Properties Ltd.	1,426,000	5,253
Henderson Land Development Co., Ltd.	524,800	3,454
Hongkong Land Holdings Ltd.	2,222,500	9,668
Hysan Development Co., Ltd.	678,819	1,699
Kerry Properties Ltd.	1,405,199	7,515
Poly Hong Kong Investment Ltd.	371,000	432
Shimao Property Holdings Ltd.	554,000	939
Sino Land Co., Ltd.	358,000	641
Sino-Ocean Land Holdings Ltd.	317,000	287
Sun Hung Kai Properties Ltd.	1,453,700	21,421
Swire Pacific Ltd., Class A	50,000	588
		68,987
Italy (0.3%)
Beni Stabili S.p.A.	1,125,766	970

Japan (13.5%)
Japan Real Estate Investment Corp. REIT	290	2,371
Mitsubishi Estate Co., Ltd.	982,000	15,447
Mitsui Fudosan Co., Ltd.	843,000	14,265
Nippon Building Fund, Inc. REIT	373	3,328
NTT Urban Development Corp.	2,077	1,907
Sumitomo Realty & Development Co., Ltd.	484,000	8,859
Tokyo Tatemono Co., Ltd.	50,000	245
		46,422
Netherlands (1.9%)
Corio N.V. REIT	41,240	2,844
Eurocommercial Properties N.V. CVA REIT	38,065	1,507
ProLogis European Properties	110,918	691
Vastned Retail N.V. REIT	9,248	595
Wereldhave N.V. REIT	8,994	886
		6,523
Singapore (2.5%)
Allgreen Properties Ltd.	399,000	320
CapitaCommercial Trust REIT	582,000	430
CapitaLand Ltd.	2,203,000	5,818
CapitaMall Trust REIT	777,000	1,020
Suntec REIT	551,000	415
Wing Tai Holdings Ltd.	582,000	694
		8,697
Sweden (0.6%)
Castellum AB	39,757	385
Hufvudstaden AB, Class A	206,881	1,662
		2,047
Switzerland (0.9%)
Allreal Holding AG	1,047	128
PSP Swiss Property AG (Registered) (b)	51,237	2,967
		3,095
United Kingdom (6.5%)
Big Yellow Group plc REIT (b)	115,013	689
British Land Co. plc REIT	418,560	3,179
Capital & Regional plc	624,326	329
Derwent London plc REIT	47,141	919
Development Securities plc (b)	130,842	708
Grainger plc	71,810	342
Great Portland Estates plc REIT	108,502	459
Hammerson plc REIT	459,562	2,896
Land Securities Group plc REIT	381,171	3,807
Liberty International plc REIT	250,018	1,918
Minerva plc (b)	258,773	153
Quintain Estates & Development plc (b)	234,406	791
Safestore Holdings plc	434,006	1,047

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (Unaudited)

	Shares	Value (000)
United Kingdom (cont’d)
Segro plc REIT	577,335	$3,391
Shaftesbury plc REIT	44,979	257
ST Modwen Properties plc (b)	143,842	510
Unite Group plc	258,328	1,087
		22,482
United States (33.6%)
Acadia Realty Trust REIT	88,571	1,335
AMB Property Corp. REIT	52,709	1,210
Assisted Living Concepts, Inc., Class A (b)	41,210	854
AvalonBay Communities, Inc. REIT	102,083	7,425
Boston Properties, Inc. REIT	84,460	5,536
Brookfield Properties Corp.	529,549	5,963
Camden Property Trust REIT	62,605	2,523
Capital Senior Living Corp. (b)	49,560	302
Care Investment Trust, Inc. REIT	18,986	146
Colony Financial, Inc. REIT (b)	28,450	556
Cousins Properties, Inc. REIT	35,400	293
CreXus Investment Corp. REIT (b)	26,340	377
DCT Industrial Trust, Inc. REIT	147,850	756
DiamondRock Hospitality Co. REIT (b)	50,555	409
Digital Realty Trust, Inc. REIT	15,430	705
Duke Realty Corp. REIT	34,890	419
Equity Lifestyle Properties, Inc. REIT (b)	57,755	2,471
Equity Residential REIT	332,389	10,204
Federal Realty Investment Trust REIT	61,207	3,756
Forest City Enterprises, Inc., Class A	279,320	3,735
HCP, Inc. REIT	149,374	4,293
Healthcare Realty Trust, Inc. REIT	113,497	2,398
Host Hotels & Resorts, Inc. REIT	380,610	4,480
Kilroy Realty Corp. REIT	21,875	607
Kite Realty Group Trust REIT	73,850	308
LaSalle Hotel Properties REIT	14,250	280
Liberty Property Trust REIT	72,915	2,372
LTC Properties, Inc. REIT	12,700	305
Macerich Co. (The) REIT	5,429	165
Mack-Cali Realty Corp. REIT	84,097	2,719
Morgans Hotel Group Co. (b)	83,847	454
Nationwide Health Properties, Inc. REIT	10,000	310
NRDC Acquisition Corp. (b)	61,150	632
Post Properties, Inc. REIT	98,879	1,780
PS Business Parks, Inc. REIT	15,208	780
Public Storage REIT	85,296	6,418
Regency Centers Corp. REIT	118,658	4,396
Senior Housing Properties Trust REIT	186,427	3,563
Simon Property Group, Inc. REIT	173,826	12,069
Sovran Self Storage, Inc. REIT	23,610	718
Starwood Hotels & Resorts Worldwide, Inc.	170,137	5,620
Starwood Property Trust, Inc. REIT (b)	41,400	838
Taubman Centers, Inc. REIT	18,805	678
Ventas, Inc. REIT	85,713	3,300
Vornado Realty Trust REIT	114,232	7,358
		115,816
Total Common Stocks (Cost $261,882)		332,930

	No. of Rights
Rights (0.0%)
United Kingdom (0.0%)
Unite Group plc, expires 10/2/09 (Cost $—) (b)	46,968	10

	Shares
Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c) (Cost $10,012)	10,011,881	10,012
Total Investments (99.4%) (Cost $271,894) +		342,952
Other Assets in Excess of Liabilities (0.6%)		1,917
Net Assets (100%)		$344,869

(a)

At September 30, 2009, the Portfolio held a fair valued security valued at less than $500 representing less than 0.05% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $11,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $26,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $81,094,000 and $98,304,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $271,894,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $71,058,000 of which $76,063,000 related to appreciated securities and $5,005,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (Unaudited)

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	9	$13	10/2/09	CHF	14	$13	$—	@
EUR	9	13	10/1/09	CHF	13	13	—	@
EUR	240	352	10/5/09	GBP	220	352	—	@
EUR	127	187	10/2/09	GBP	117	188	1
EUR	27	38	10/2/09	GBP	24	38	—	@
USD	386	386	10/2/09	HKD	2,989	386	—	@
USD	306	306	10/1/09	JPY	27,577	307	1
USD	1	1	10/1/09	SGD	1	1	—	@
		$1,296				$1,298	$2

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$133,822	$—		$—		$133,822
Health Care	15,753	—		—		15,753
Industrial	6,048	—		—		6,048
Industrial\Office	3,571	—		—		3,571
Lodging\Resorts	11,243	—		—		11,243
Office	43,599	—		—		43,599
Residential	44,062	—		—		44,062
Retail	62,397	—		—		62,397
Self Storage	8,872	—		—		8,872
Specialty	3,563	—		—	†	3,563
Total Common Stocks	332,930	—		—	†	332,930
Foreign Currency Exchange Contracts	—	1		—		2
Rights	—	10		—		10
Short-Term Investment
Investment Company	10,012	—		—		10,012
Total Assets	342,942	11		—	†	342,954

Liabilities:
Foreign Currency Exchange Contracts	—	—	@	—		—	@
Total Liabilities	—	—	@	—		—	@
Total	$342,942	$11		$—	†	$342,954

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks (000)
Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—	†
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—

†	Includes a security which is valued at zero.

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Austria (1.5%)
Telekom Austria AG	38,279	$690

Finland (2.6%)
Konecranes Oyj	9,047	258
Nokia Oyj	32,141	473
Rautaruukki Oyj	19,269	462
		1,193
France (10.1%)
BNP Paribas	5,783	462
Cap Gemini S.A.	11,348	594
Euler Hermes S.A.	8,333	715
France Telecom S.A.	16,990	453
GDF Suez S.A.	14,516	645
ICADE REIT	4,338	465
Total S.A.	10,627	631
Vallourec S.A.	4,435	751
		4,716
Germany (4.4%)
Deutsche Post AG (Registered)	25,088	470
E.ON AG	16,990	721
RWE AG	3,694	343
Siemens AG (Registered)	5,367	497
		2,031
Greece (1.0%)
National Bank of Greece S.A. (a)	13,510	484

Ireland (2.7%)
CRH plc	44,580	1,233

Italy (2.6%)
ENI S.p.A.	47,847	1,196

Japan (10.6%)
Amada Co., Ltd.	85,000	572
Daifuku Co., Ltd.	126,500	847
Hoya Corp.	19,688	465
Mori Seiki Co., Ltd.	59,700	718
Nintendo Co., Ltd.	1,509	387
Sumitomo Mitsui Financial Group, Inc.	17,000	592
TDK Corp.	8,900	515
Tokyo Tomin Bank Ltd. (The)	29,700	485
Yamaha Corp.	30,300	358
		4,939
Netherlands (6.5%)
Akzo Nobel N.V.	6,304	391
Reed Elsevier N.V.	80,638	910
Unilever N.V. CVA	18,277	527
Wolters Kluwer N.V.	55,579	1,186
		3,014
Norway (1.3%)
Schibsted ASA (a)	34,947	590

Singapore (2.2%)
ComfortDelgro Corp., Ltd.	500,000	572
Singapore Post Ltd.	675,000	443
		1,015
Spain (1.8%)
Banco Bilbao Vizcaya Argentaria S.A.	16,660	296
Telefonica S.A.	19,571	540
		836
Switzerland (3.6%)
Kuoni Reisen Holding AG (Registered)	626	233
Nestle S.A. (Registered)	11,208	478
Novartis AG (Registered)	19,177	959
		1,670
United Kingdom (17.8%)
BHP Billiton plc	10,259	280
BP plc	86,707	766
British American Tobacco plc	42,828	1,344
Britvic plc	17,302	97
Diageo plc	28,199	433
GlaxoSmithKline plc	23,170	455
IMI plc	62,830	449
Meggitt plc	80,447	300
Prudential plc	98,062	943
Royal Dutch Shell plc, Class A	30,047	857
Scottish & Southern Energy plc	20,881	391
Vodafone Group plc	547,820	1,227
Willis Group Holdings Ltd.	27,880	787
		8,329
United States (29.5%)
ALLETE, Inc.	11,720	393
AT&T, Inc.	32,895	888
Avery Dennison Corp.	20,069	723
Bank of New York Mellon Corp. (The)	27,438	795
Bristol-Myers Squibb Co.	58,444	1,317
Diebold, Inc.	15,610	514
E.I. du Pont de Nemours & Co.	14,049	452
Eli Lilly & Co.	13,243	437
Intel Corp.	29,106	570
J.C. Penney Co., Inc.	17,829	602
McGraw-Hill Cos., Inc. (The)	38,955	979
Philip Morris International, Inc.	39,122	1,906
Potlatch Corp. REIT	23,866	679
Procter & Gamble Co. (The)	16,922	980
Reynolds American, Inc.	25,992	1,157
Sonoco Products Co.	15,100	416

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
United States (cont’d)
Verizon Communications, Inc.	31,630	$957
		13,765
Total Common Stocks (Cost $40,316)		45,701

	No. of Rights
Rights (0.0%)
France (0.0%)
BNP Paribas, expires 10/13/09 (a) (Cost $—)	5,783	13

	Shares
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $584)	583,722	584
Total Investments (99.5%) (Cost $40,900) +		46,298
Other Assets in Excess of Liabilities (0.5%)		211
Net Assets (100%)		$46,509

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $2,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $22,305,000 and $22,758,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $40,900,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $5,398,000 of which $5,950,000 related to appreciated securities and $552,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	3,179	$4,652	11/2/09	USD	4,638	$4,638	$(14)
EUR	94	138	10/1/09	USD	138	138	—	@
EUR	5,160	7,550	10/2/09	USD	7,387	7,387	(163)
GBP	1,413	2,259	10/2/09	USD	2,286	2,286	27
GBP	79	126	10/2/09	USD	127	127	1
GBP	1,465	2,341	11/2/09	USD	2,324	2,324	(17)
NOK	233	40	10/2/09	USD	40	40	—	@
NOK	365	63	10/1/09	USD	62	62	(1)
USD	4,697	4,697	10/2/09	EUR	3,219	4,711	14
USD	484	484	10/2/09	EUR	331	484	—	@
USD	2,768	2,768	10/2/09	EUR	1,941	2,840	72
USD	2,242	2,242	10/2/09	GBP	1,413	2,258	16
USD	26	26	10/1/09	JPY	2,339	26	—	@
USD	145	145	10/1/09	JPY	12,944	144	(1)
		$27,531				$27,465	$(66)

EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
USD	—	United States Dollar

@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$300	$—	$—	$300
Air Freight & Logistics	913	—	—	913
Beverages	530	—	—	530
Capital Markets	795	—	—	795
Chemicals	843	—	—	843
Commercial Banks	2,319	—	—	2,319
Commercial Services & Supplies	723	—	—	723
Communications Equipment	473	—	—	473
Computers & Peripherals	514	—	—	514
Construction Materials	1,233	—	—	1,233
Containers & Packaging	416	—	—	416
Diversified Media	979	—	—	979
Diversified Telecommunication Services	3,528	—	—	3,528
Electric Utilities	1,505	—	—	1,505
Electronic Equipment, Instruments & Components	980	—	—	980
Food Products	1,005	—	—	1,005
Hotels, Restaurants & Leisure	233	—	—	233
Household Products	980	—	—	980
Industrial Conglomerates	497	—	—	497
Information Technology Services	594	—	—	594
Insurance	2,445	—	—	2,445
Leisure Equipment & Products	358	—	—	358
Machinery	3,595	—	—	3,595
Media	2,686	—	—	2,686
Metals & Mining	742	—	—	742
Multiline Retail	602	—	—	602
Multi-Utilities	988	—	—	988
Oil, Gas & Consumable Fuels	3,450	—	—	3,450
Pharmaceuticals	3,168	—	—	3,168

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:(cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets: (cont’d)
Common Stocks (cont’d)
Real Estate Investment Trusts (REITs)	$1,144	$—	$—	$1,144
Road & Rail	572	—	—	572
Semiconductors & Semiconductor Equipment	570	—	—	570
Software	387	—	—	387
Tobacco	4,407	—	—	4,407
Wireless Telecommunication Services	1,227	—	—	1,227
Total Common Stocks	45,701	—	—	45,701
Foreign Currency Exchange Contracts	—	130	—	130
Rights	13	—	—	13
Short-Term Investment
Investment Company	584	—	—	584
Total Assets	46,298	130	—	46,428

Liabilities:
Foreign Currency Exchange Contracts	—	196	—	196
Total Liabilities	—	196	—	196
Total	$46,298	$(66)	$—	$46,232

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (94.1%)
Aerospace (1.4%)
Hexcel Corp.,
6.75%, 2/1/15	$150	$144
L-3 Communications Corp.,
5.88%, 1/15/15	215	215
TransDigm, Inc.,
7.75%, 7/15/14(a)	170	165
		524
Broadcasting (0.2%)
LIN Television Corp.,
6.50%, 5/15/13	95	84

Cable (4.5%)
Anixter, Inc.,
10.00%, 3/15/14	325	345
Charter Communications Operating LLC/Charter Communications Operating Capital,
12.88%, 9/15/14(a)(b)	345	375
CSC Holdings, Inc.,
8.50%, 6/15/15(a)	195	206
8.63%, 2/15/19(a)	455	483
Virgin Media Finance plc,
8.75%, 4/15/14	60	62
9.13%, 8/15/16	230	237
		1,708
Chemicals (4.1%)
Airgas, Inc.,
7.13%, 10/1/18(a)	50	52
Ashland, Inc.,
9.13%, 6/1/17(a)	195	209
Berry Plastics Corp.,
8.88%, 9/15/14(c)	405	388
Innophos Holdings, Inc.,
9.50%, 4/15/12(a)	170	167
Innophos, Inc.,
8.88%, 8/15/14	200	203
Koppers, Inc.,
9.88%, 10/15/13	150	156
Terra Capital, Inc.,
7.00%, 2/1/17	260	272
Westlake Chemical Corp.,
6.63%, 1/15/16	135	128
		1,575
Consumer Products (0.3%)
Hanson Ltd.,
7.88%, 9/27/10	100	103

Diversified Media (0.6%)
AMC Entertainment, Inc.,
8.75%, 6/1/19(c)	210	218

Energy (14.1%)
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
10.75%, 2/1/18(a)	265	276
Chaparral Energy, Inc.,
8.50%, 12/1/15	350	283
8.88%, 2/1/17	60	49
Chesapeake Energy Corp.,
6.38%, 6/15/15	150	140
7.50%, 9/15/13	115	115
9.50%, 2/15/15(c)	300	317
Cie Generale de Geophysique-Veritas,
7.50%, 5/15/15	185	185
Cimarex Energy Co.,
7.13%, 5/1/17	85	80
Forest Oil Corp.,
7.25%, 6/15/19(c)	150	141
7.75%, 5/1/14	190	187
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15(a)	315	299
Key Energy Services, Inc.,
8.38%, 12/1/14(c)	145	138
Massey Energy Co.,
6.88%, 12/15/13	415	403
Newfield Exploration Co.,
6.63%, 9/1/14(c)	270	267
7.13%, 5/15/18	55	55
OPTI Canada, Inc.,
8.25%, 12/15/14	415	324
Orion Power Holdings, Inc.,
12.00%, 5/1/10	75	78
PetroHawk Energy Corp.,
10.50%, 8/1/14(a)	240	259
Pioneer Natural Resources Co.,
6.65%, 3/15/17	250	239
Plains Exploration & Production Co.,
7.63%, 6/1/18(c)	305	300
7.75%, 6/15/15	110	110
10.00%, 3/1/16(c)	245	265
SandRidge Energy, Inc. PIK,
8.63%, 4/1/15	515	513
Sonat, Inc.,
7.63%, 7/15/11	180	185
Western Refining, Inc.,
11.25%, 6/15/17(a)	145	138
		5,346
Financial (4.8%)
Bank of America Corp.,
8.00%, (d)(e)	210	187
CCM Merger, Inc.,
8.50%, 7/13/12	373	350
Fresenius US Finance II, Inc.,
9.00%, 7/15/15(a)	85	93
General Motors Acceptance Corp. LLC,
6.75%, 12/1/14(a)(c)	178	153
6.88%, 9/15/11(a)	345	330
JBS USA LLC/JBS USA Finance, Inc.,
11.63%, 5/1/14(a)(c)	175	189
LPL Holdings, Inc.,
10.75%, 12/15/15(a)	180	178
NSG Holdings LLC/NSG Holdings, Inc.,
7.75%, 12/15/25(a)	400	360
		1,840
Food & Drug (1.4%)
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16	95	103
M-Foods Holdings, Inc.,
9.75%, 10/1/13(a)	120	124
SUPERVALU, Inc.,
7.50%, 11/15/14	175	177

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Food & Drug (cont’d)
8.00%, 5/1/16(c)	$135	$140
		544
Food & Tobacco (1.8%)
Constellation Brands, Inc.,
7.25%, 5/15/17	185	185
Pilgrim’s Pride Corp.,
7.63%, 5/1/15(b)	254	278
Smithfield Foods, Inc.,
7.00%, 8/1/11(c)	245	236
		699
Forest Products (5.4%)
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	360	365
Georgia-Pacific LLC,
7.13%, 1/15/17(a)	425	418
8.25%, 5/1/16(a)	175	182
Glatfelter,
7.13%, 5/1/16(c)	95	93
Graham Packaging Co. LP/GPC Capital Corp. I,
9.88%, 10/15/14(c)	230	238
Graphic Packaging International, Inc.,
9.50%, 8/15/13(c)	265	274
Owens-Brockway Glass Container, Inc.,
6.75%, 12/1/14	155	154
7.38%, 5/15/16	130	133
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.50%, 7/1/14(a)(c)	200	206
		2,063
Gaming & Leisure (4.8%)
Ameristar Casinos, Inc.,
9.25%, 6/1/14(a)	185	193
Harrahs Operating Escrow LLC/Harrahs Escrow Corp.,
11.25%, 6/1/17(a)(c)	285	294
Las Vegas Sands Corp.,
6.38%, 2/15/15(c)	115	103
MGM Mirage,
10.38%, 5/15/14(a)(c)	185	198
13.00%, 11/15/13(a)	445	512
Scientific Games International, Inc.,
9.25%, 6/15/19(a)	150	157
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
6.63%, 12/1/14(c)	370	359
		1,816
Health Care (10.3%)
Apria Healthcare Group, Inc.,
11.25%, 11/1/14(a)	235	254
12.38%, 11/1/14(a)	105	112
Biomet, Inc.,
11.63%, 10/15/17(c)	390	427
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	175	180
FMC Finance III S.A.,
6.88%, 7/15/17(c)	275	268
HCA, Inc.,
5.75%, 3/15/14	225	200
6.25%, 2/15/13(c)	125	120
9.13%, 11/15/14	213	220
9.88%, 2/15/17(a)(c)	130	138
Healthsouth Corp.,
10.75%, 6/15/16(c)	240	262
Invacare Corp.,
9.75%, 2/15/15(c)	60	64
Omnicare, Inc.,
6.75%, 12/15/13	330	321
6.88%, 12/15/15	90	87
Select Medical Corp.,
7.63%, 2/1/15	305	287
Select Medical Holdings Corp.,
6.43%, 9/15/15(c)(e)	440	389
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	195	195
Tenet Healthcare Corp.,
7.38%, 2/1/13	190	189
Warner Chilcott Corp.,
8.75%, 2/1/15	191	197
		3,910
Housing (0.5%)
Interface, Inc.,
9.50%, 2/1/14	180	179

Information Technology (3.2%)
First Data Corp.,
9.88%, 9/24/15(c)	105	97
11.25%, 3/31/16	255	221
Flextronics International Ltd.,
6.50%, 5/15/13	103	101
Sungard Data Systems, Inc.,
9.13%, 8/15/13	280	284
10.63%, 5/15/15(a)	80	85
Vangent, Inc.,
9.63%, 2/15/15	445	417
		1,205
Manufacturing (2.9%)
Baldor Electric Co.,
8.63%, 2/15/17(c)	105	107
Bombardier, Inc.,
6.30%, 5/1/14(a)	515	499
Johnsondiversey, Inc.,
9.63%, 5/15/12	244	249
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14	245	239
		1,094
Metals (3.1%)
ArcelorMittal,
9.85%, 6/1/19	180	213
Foundation PA Coal Co. LLC,
7.25%, 8/1/14	105	105
Novelis, Inc.,
7.25%, 2/15/15(c)	480	418
Teck Resources Ltd.,
10.25%, 5/15/16	400	454
		1,190
Retail (4.5%)
Bon-Ton Department Stores, Inc. (The),
10.25%, 3/15/14(c)	510	375
Brown Shoe Co., Inc.,
8.75%, 5/1/12	260	257
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	230	212
Oxford Industries, Inc.,
11.38%, 7/15/15	175	188

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Retail (cont’d)
Phillips-Van Heusen Corp.,
7.25%, 2/15/11	$225	$228
Rite Aid Corp.,
8.63%, 3/1/15	450	368
9.50%, 6/15/17	125	102
		1,730
Services (4.5%)
Case New Holland, Inc.,
7.75%, 9/1/13(a)(c)	150	150
Expedia, Inc.,
8.50%, 7/1/16(a)	300	318
Gaylord Entertainment Co.,
8.00%, 11/15/13	220	227
Service Corp. International/US,
6.75%, 4/1/16	190	187
Solo Cup Co.,
8.50%, 2/15/14(c)	365	350
Ticketmaster Entertainment, Inc.,
10.75%, 8/1/16	285	294
United Rentals North America, Inc.,
6.50%, 2/15/12(c)	200	201
		1,727
Telecommunications (9.8%)
DISH DBS Corp.,
7.00%, 10/1/13	315	319
Frontier Communications Corp.,
9.00%, 8/15/31(c)	415	409
Hughes Network Systems LLC/HNS Finance Corp.,
9.50%, 4/15/14	140	141
Intelsat Bermuda Ltd. PIK,
11.50%, 2/4/17(a)	520	486
Intelsat Corp.,
9.25%, 6/15/16(c)	320	331
Nielsen Finance LLC/Nielsen Finance Co.,
10.00%, 8/1/14	210	212
PAETEC Holding Corp.,
8.88%, 6/30/17(a)(c)	325	325
Qwest Capital Funding, Inc.,
7.25%, 2/15/11(c)	385	387
Sprint Capital Corp.,
6.90%, 5/1/19(c)	300	270
Wind Acquisition Finance S.A.,
10.75%, 12/1/15(a)	285	315
11.75%, 7/15/17(a)	250	283
Windstream Corp.,
8.13%, 8/1/13(c)	105	109
XM Satellite Radio, Inc.,
13.00%, 8/1/13(a)	150	148
		3,735
Transportation (1.3%)
Ford Motor Credit Co. LLC,
7.25%, 10/25/11	510	495

Utilities (8.9%)
AES Corp. (The),
7.75%, 3/1/14	240	243
8.75%, 5/15/13(a)	45	46
Calpine Corp.,
3.17%, 3/29/14	275	251
Edison Mission Energy,
7.00%, 5/15/17(c)	215	180
7.75%, 6/15/16	185	163
El Paso Corp.,
6.88%, 6/15/14	115	113
12.00%, 12/12/13	30	35
Intergen N.V.,
9.00%, 6/30/17(a)	340	352
Ipalco Enterprises, Inc.,
8.63%, 11/14/11	85	88
Midwest Generation LLC,
8.56%, 1/2/16	167	169
Mirant Americas Generation LLC,
8.50%, 10/1/21(c)	460	402
9.13%, 5/1/31	150	126
NRG Energy, Inc.,
8.50%, 6/15/19	400	402
Ormat Funding Corp.,
8.25%, 12/30/20	506	443
RRI Energy, Inc.,
7.88%, 6/15/17(c)	230	226
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15(c)(f)	190	138
		3,377
Wireless Communications (1.7%)
Nextel Communications, Inc.,
6.88%, 10/31/13	460	429
Sirius XM Radio, Inc.,
9.63%, 8/1/13(c)	230	210
		639
Total Fixed Income Securities (Cost $32,546)		35,801

	Shares
Common Stock (0.0%)
Utilities (0.0%)
SW Acquistion LP (g)(h)(i) (Cost $—)	1	—

Preferred Stock (0.2%)
Financial (0.2%)
Preferred Blocker, Inc.
7.00% (a)(c)(d) (Cost $72)	141	82

Short-Term Investments (32.4%)
Securities held as Collateral on Loaned Securities (27.7%)
Investment Company (25.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (j)	9,684,596	9,685

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreement (2.3%)

Deutsche Bank Securities, Inc., 0.06%, dated 9/30/09, due 10/1/09, repurchase price $865; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgage, 3.75%, due 12/6/10; Federal Home Loan Banks, Fixed Rate Mortgages, 1.88% to 5.75%, due 2/18/11 to 1/27/14; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.41%, due 7/12/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 2.00% to 5.92%, due 9/28/12 to 1/15/37; Federal National Mortgage Association, Fixed Rate Mortgages, 5.73% to 6.25%, due 5/15/29 to 1/22/37, valued at $882.

	$865	$865
		10,550

	Shares
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (j)	1,783,123	1,783
Total Short-Term Investments (Cost $12,333)		12,333
Total Investments (126.7%) (Cost $44,951) — Including $10,337 of Securities Loaned +		48,216
Liabilities in Excess of Other Assets (-26.7%)		(10,157)
Net Assets (100%)		$38,059

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Issuer is in default.

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(c)

All or a portion of security on loan at September 30, 2009. At September 30, 2009, the Portfolio had loaned securities with a total value of approximately $10,337,000. This was secured by collateral of approximately $10,550,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at September 30, 2009.

(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on September 30, 2009.
(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(g)	Security has been deemed illiquid at September 30, 2009.
(h)

At September 30, 2009, the Portfolio held a fair valued security valued at less than $500 representing less than 0.05% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(i)	Non-income producing security.
(j)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $13,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $53,303,000 and $44,697,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $44,951,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,265,000 of which $3,663,000 related to appreciated securities and $398,000 related to depreciated securities.

PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

The Universal Institutional Funds, Inc.

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stock
Utilities	$—	$—	$—	†	$—	†
Fixed Income Securities
Aerospace	—	524	—		524
Broadcasting	—	84	—		84
Cable	—	1,708	—		1,708
Chemicals	—	1,575	—		1,575
Consumer Products	—	103	—		103
Diversified Media	—	218	—		218
Energy	—	5,346	—		5,346
Financial	—	1,840	—		1,840
Food & Drug	—	544	—		544
Food & Tobacco	—	699	—		699
Forest Products	—	2,063	—		2,063
Gaming & Leisure	—	1,816	—		1,816
Health Care	—	3,910	—		3,910
Housing	—	179	—		179
Information Technology	—	1,205	—		1,205
Manufacturing	—	1,094	—		1,094
Metals	—	1,190	—		1,190
Retail	—	1,730	—		1,730
Services	—	1,727	—		1,727
Telecommunications	—	3,735	—		3,735
Transportation	—	495	—		495
Utilities	—	3,377	—		3,377
Wireless Communications	—	639	—		639
Total Fixed Income Securities	—	35,801	—		35,801
Preferred Stock
Financial	—	82	—		82
Short-Term Investments
Investment Company	11,468	—	—		11,468
Repurchase Agreement	—	865	—		865
Total Short-Term Investments	11,468	865	—		12,333
Total Assets	11,468	36,748	—	†	48,216

Total	$11,468	$36,748	$—	†	$48,216

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks (000)
Balance as of 12/31/08	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—

†	Includes a security which is valued at zero.

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (Unaudited)

	Shares	Value (000)
Common Stocks (100.8%)
Australia (2.8%)
BHP Billiton Ltd.	103,286	$3,438
CSL Ltd.	103,700	3,061
		6,499
Austria (1.7%)
Vienna Insurance Group	68,294	3,898

Belgium (1.1%)
Groupe Bruxelles Lambert S.A.	28,419	2,625

Canada (2.7%)
Cameco Corp.	123,270	3,421
EnCana Corp.	46,487	2,692
		6,113
Denmark (1.1%)
Vestas Wind Systems A/S (a)	36,110	2,610

Egypt (0.9%)
Orascom Construction Industries GDR	48,774	2,048

Finland (3.4%)
Fortum Oyj (b)	163,147	4,183
Kone Oyj, Class B	95,462	3,509
		7,692
France (8.5%)
ArcelorMittal (b)	103,674	3,876
AXA S.A.	138,571	3,751
BNP Paribas	57,443	4,590
LVMH Moet Hennessy Louis Vuitton S.A.	30,195	3,037
Total S.A.	71,191	4,230
		19,484
Germany (5.8%)
Bayer AG (b)	39,102	2,709
Deutsche Bank AG (Registered) (b)	51,347	3,941
Linde AG (b)	39,966	4,333
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (b)	15,005	2,394
		13,377
Greece (3.8%)
Coca-Cola Hellenic Bottling Co. S.A.	126,782	3,375
National Bank of Greece S.A. (a)	145,949	5,232
		8,607
Hong Kong (6.0%)
China Construction Bank Corp., Class H (b)	3,647,000	2,913
China Resources Power Holdings Co., Ltd.	1,420,000	3,302
CNOOC Ltd.	2,592,900	3,486
Tencent Holdings Ltd. (b)	247,600	4,028
		13,729
India (2.3%)
Bharti Airtel Ltd.	291,370	2,536
Reliance Industries Ltd. (a)	59,835	2,739
		5,275
Ireland (1.0%)
Ryanair Holdings plc ADR (a)	78,658	2,284

Israel (1.7%)
Teva Pharmaceutical Industries Ltd. ADR	76,582	3,872

Italy (1.1%)
ENI S.p.A. (b)	99,390	2,484

Japan (16.9%)
Benesse Holdings, Inc. (b)	57,900	2,838
FamilyMart Co., Ltd. (b)	72,400	2,331
Fast Retailing Co., Ltd. (b)	26,400	3,341
Honda Motor Co., Ltd. (b)	79,700	2,455
Jupiter Telecommunications Co., Ltd.	3,189	3,084
Komatsu Ltd. (b)	157,400	2,949
Nidec Corp.	41,000	3,330
Nippon Electric Glass Co., Ltd.	323,000	2,947
Rakuten, Inc.	4,390	2,925
Shin-Etsu Chemical Co., Ltd.	61,900	3,806
Shionogi & Co., Ltd.	124,000	2,935
Sony Financial Holdings, Inc.	736	2,115
Stanley Electric Co., Ltd. (b)	174,400	3,536
		38,592
Luxembourg (1.3%)
Millicom International Cellular S.A. (a)	40,100	2,917

Mexico (1.3%)
America Movil S.A.B. de C.V., Class L ADR	67,987	2,980

Netherlands (1.0%)
Reed Elsevier N.V.	200,616	2,263

Norway (1.3%)
Storebrand ASA (a)	472,375	2,883

Portugal (2.5%)
Banco Espirito Santo S.A. (Registered)	451,508	3,204
Jeronimo Martins SGPS S.A. (b)	285,617	2,502
		5,706
Singapore (3.2%)
DBS Group Holdings Ltd.	476,000	4,488
Keppel Corp. Ltd. (b)	479,000	2,754
		7,242
South Korea (0.9%)
LG Electronics, Inc.	19,060	2,030

Spain (3.0%)
Banco Santander S.A.	246,064	3,961
Red Electrica Corporacion S.A. (b)	54,691	2,799
		6,760
Sweden (2.7%)
Investor AB, Class B	165,831	3,027
Tele2 AB, Class B (b)	230,799	3,062
		6,089
Switzerland (7.1%)
Nestle S.A. (Registered)	107,681	4,589
Roche Holding AG (Genusschein)	26,513	4,285
SGS S.A. (Registered) (b)	3,534	4,757
Syngenta AG (Registered)	11,466	2,635
		16,266
United Kingdom (15.7%)
Aggreko plc	223,847	2,511

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (Unaudited)

	Shares	Value (000)
United Kingdom (cont’d)
Autonomy Corp. plc (a)	119,647	$3,115
Cobham plc	892,600	3,123
G4S plc	838,712	2,957
Prudential plc	356,072	3,423
Reckitt Benckiser Group plc	90,766	4,436
SABMiller plc	122,666	2,958
Smith & Nephew plc	331,910	2,973
Standard Chartered plc	171,405	4,224
Tesco plc	566,107	3,615
Vodafone Group plc	1,109,025	2,485
		35,820
Total Common Stocks (Cost $195,494)		230,145

	No. of Rights
Rights (0.0%)
France (0.0%)
BNP Paribas, expires 10/13/09 (a) (Cost $—)	57,185	124

	Shares
Short-Term Investments (15.5%)
Securities held as Collateral on Loaned Securities (13.5%)
Investment Company (12.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	28,313,852	28,314

	Face Amount (000)
Repurchase Agreement (1.1%)

Deutsche Bank Securities, Inc., 0.06%, dated 9/30/09, due 10/1/09, repurchase price $2,528; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgage, 3.75%, due 12/6/10; Federal Home Loan Banks, Fixed Rate Mortgages, 1.88% to 5.75%, due 2/18/11 to 1/27/14; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.41%, due 7/12/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 2.00% to 5.92%, due 9/28/12 to 1/15/37; Federal National Mortgage Association, Fixed Rate Mortgages, 5.73% to 6.25%, due 5/15/29 to 1/22/37, valued at $2,579.

	$2,528	2,528
		30,842

	Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c)	4,526,662	4,527
Total Short-Term Investments (Cost $35,369)		35,369
Total Investments (116.3%) (Cost $230,863) — Including $29,344 of Securities Loaned +		265,638
Liabilities in Excess of Other Assets (-16.3%)		(37,298)
Net Assets (100%)		$228,340

(a)	Non-income producing security.
(b)

All or a portion of security on loan at September 30, 2009. At September 30, 2009, the Portfolio had loaned securities with a total value of approximately $29,344,000. This was secured by collateral of approximately $30,842,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $139,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $205,333,000 and $178,874,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $230,863,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $34,775,000 of which $35,574,000 related to appreciated securities and $799,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (Unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Net Unrealized Appreciation (Depreciation) (000)
CAD	—	@	$—	@	10/1/09	USD	—	@	$—	@	$—	@
CAD	17		15		10/1/09	USD	15		15		—	@
EUR	1		2		10/1/09	USD	2		2		—	@
HKD	454		59		10/1/09	USD	59		59		—	@
USD	13		13		10/1/09	AUD	15		13		—	@
USD	29		29		10/6/09	AUD	33		29		—	@
USD	11		11		10/1/09	CAD	12		11		—	@
USD	33		33		10/1/09	CHF	34		33		—	@
USD	73		73		10/5/09	CHF	76		73		—	@
USD	5		5		10/1/09	DKK	27		5		—	@
USD	12		12		10/5/09	DKK	60		12		—	@
USD	118		118		10/1/09	EUR	81		119		1
USD	61		61		10/2/09	EUR	42		61		—	@
USD	269		269		10/5/09	EUR	184		269		—	@
USD	72		72		10/1/09	GBP	45		72		—	@
USD	163		163		10/5/09	GBP	102		163		—	@
USD	62		62		10/5/09	HKD	481		62		—	@
USD	153		153		10/1/09	JPY	13,760		153		—	@
USD	186		186		10/5/09	JPY	16,619		185		(1)
USD	4		4		10/1/09	KRW	5,018		4		—	@
USD	6		6		10/1/09	NOK	34		6		—	@
USD	12		12		10/5/09	NOK	71		12		—	@
USD	13		13		10/1/09	SEK	87		13		—	@
USD	28		28		10/5/09	SEK	192		28		—	@
USD	15		15		10/1/09	SGD	21		15		—	@
USD	30		30		10/5/09	SGD	43		30		—	@
			$1,444						$1,444		$—

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Denmark Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korean (Rep.) Won
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Consumer Discretionary	$25,509	$—	$—	$25,509
Consumer Staples	23,806	—	—	23,806
Energy	19,052	—	—	19,052
Financials	56,669	—	—	56,669
Health Care	19,835	—	—	19,835
Industrials	29,502	—	—	29,502
Information Technology	13,420	—	—	13,420
Materials	18,088	—	—	18,088
Telecommunication Services	13,980	—	—	13,980
Utilities	10,284	—	—	10,284
Total Common Stocks	230,145	—	—	230,145
Foreign Currency Exchange Contracts	—	1	—	1
Rights	124	—	—	124
Short-Term Investments
Investment Company	32,841	—	—	32,841
Repurchase Agreement	—	2,528	—	2,528
Total Short-Term Investments	32,841	2,528	—	35,369
Total Assets	263,110	2,529	—	265,639

Liabilities:
Foreign Currency Exchange Contracts	—	1	—	1
Total Liabilities	—	1	—	1
Total	$263,110	$2,528	$—	$265,638

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Australia (4.5%)
Australia & New Zealand Banking Group Ltd.	16,640	$358
BHP Billiton Ltd.	39,677	1,321
CSL Ltd.	22,179	655
QBE Insurance Group Ltd.	18,750	398
Rio Tinto Ltd.	10,647	556
Tatts Group Ltd.	118,000	264
Wesfarmers Ltd.	16,031	375
Westpac Banking Corp.	18,650	432
		4,359
Austria (0.8%)
Vienna Insurance Group	14,606	834

Belgium (1.2%)
Groupe Bruxelles Lambert S.A.	6,078	561
Umicore	19,093	572
		1,133
Canada (1.3%)
Cameco Corp.	26,363	732
EnCana Corp.	9,946	576
		1,308
Denmark (0.6%)
Vestas Wind Systems A/S (a)	7,723	558

Egypt (0.5%)
Orascom Construction Industries GDR	10,506	460

Finland (1.7%)
Fortum Oyj	34,893	895
Kone Oyj, Class B	20,417	750
		1,645
France (8.5%)
Accor S.A.	6,592	367
ArcelorMittal	39,924	1,493
AXA S.A.	29,637	802
BNP Paribas	24,366	1,947
GDF Suez S.A.	16,576	736
LVMH Moet Hennessy Louis Vuitton S.A.	6,458	650
Schneider Electric S.A.	6,349	643
Societe Generale	9,119	734
Total S.A.	15,226	905
		8,277
Germany (7.4%)
Allianz SE (Registered)	5,767	720
Bayer AG	19,801	1,372
Deutsche Bank AG (Registered)	10,982	843
Deutsche Telekom AG	38,911	531
Linde AG	8,548	927
MAN AG	8,978	741
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,469	1,192
Siemens AG (Registered)	9,649	893
		7,219
Greece (2.4%)
Coca-Cola Hellenic Bottling Co. S.A.	27,116	722
National Bank of Greece S.A. (a)	45,415	1,628
		2,350
Hong Kong (4.6%)
BOC Hong Kong Holdings Ltd.	89,500	196
Cheung Kong Holdings Ltd.	25,000	317
Cheung Kong Infrastructure Holdings Ltd.	9,000	32
China Construction Bank Corp., Class H	782,000	625
China Resources Power Holdings Co., Ltd.	306,800	713
CLP Holdings Ltd.	5,000	34
CNOOC Ltd.	559,000	752
Esprit Holdings Ltd.	25,300	170
Hang Seng Bank Ltd.	7,500	108
Hong Kong & China Gas Co., Ltd.	16,000	40
MTR Corp.	122,000	424
New World Development Ltd.	92,000	198
Swire Pacific Ltd., Class A	4,500	53
Tencent Holdings Ltd.	53,400	869
		4,531
India (1.2%)
Bharti Airtel Ltd.	62,806	547
Reliance Industries Ltd. (a)	12,898	590
		1,137
Ireland (0.5%)
Ryanair Holdings plc ADR (a)	16,836	489

Israel (0.8%)
Teva Pharmaceutical Industries Ltd. ADR	16,503	834

Italy (1.5%)
ENI S.p.A.	58,533	1,463

Japan (18.9%)
Amada Co., Ltd.	21,000	141
Astellas Pharma, Inc.	6,100	251
Benesse Corp.	12,400	608
Canon, Inc.	8,300	336
Casio Computer Co., Ltd.	12,700	104
Dai Nippon Printing Co., Ltd.	10,000	138
Daicel Chemical Industries Ltd.	28,000	169
Daifuku Co., Ltd.	14,000	94
Daiichi Sankyo Co., Ltd.	9,900	204
Daikin Industries Ltd.	7,300	263
Denki Kagaku Kogyo KK	43,000	177
East Japan Railway Co.	2,500	180
FamilyMart Co., Ltd.	20,300	654
Fast Retailing Co., Ltd.	5,600	709
Fuji Machine Manufacturing Co., Ltd.	4,300	51
FUJIFILM Holdings Corp.	6,900	207
Fujitec Co., Ltd.	8,000	45
Fujitsu Ltd.	41,000	268
Furukawa Electric Co., Ltd.	35,000	142
Hitachi Capital Corp.	8,900	109
Hitachi High-Technologies Corp.	4,500	94
Hitachi Ltd. (a)	33,000	101
Honda Motor Co., Ltd.	17,000	524
House Foods Corp.	5,400	90
Jupiter Telecommunications Co., Ltd.	682	659
Kaneka Corp.	20,000	144

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Japan (cont’d)
Komatsu Ltd.	33,700	$631
Kurita Water Industries Ltd.	5,600	201
Kyocera Corp.	2,800	260
Kyudenko Corp.	8,000	51
Lintec Corp.	6,200	118
Maeda Road Construction Co., Ltd.	6,000	54
Marubeni Corp.	27,000	136
Minebea Co., Ltd.	24,000	110
Mitsubishi Chemical Holdings Corp.	26,000	108
Mitsubishi Corp.	15,900	322
Mitsubishi Heavy Industries Ltd.	54,000	205
Mitsui Mining & Smelting Co., Ltd. (a)	37,000	95
Mitsumi Electric Co., Ltd.	7,600	164
Nagase & Co., Ltd.	8,000	99
NEC Corp. (a)	53,000	166
Nidec Corp.	8,800	715
Nifco, Inc.	6,300	126
Nintendo Co., Ltd.	900	231
Nippon Electric Glass Co., Ltd.	69,000	630
Nippon Meat Packers, Inc.	8,000	103
Nippon Sheet Glass Co., Ltd.	24,000	80
Nippon Steel Corp.	18,000	66
Nippon Telegraph & Telephone Corp.	3,100	144
Nissan Motor Co., Ltd. (a)	33,200	224
Nissha Printing Co., Ltd.	2,100	107
Nisshinbo Holdings, Inc.	9,000	96
Obayashi Corp.	27,000	118
Ono Pharmaceutical Co., Ltd.	4,000	208
Panasonic Corp.	18,100	267
Rakuten, Inc.	939	626
Ricoh Co., Ltd.	16,000	233
Rohm Co., Ltd.	2,400	168
Ryosan Co., Ltd.	4,600	118
Sanki Engineering Co., Ltd.	6,000	50
Sanwa Holdings Corp.	20,000	69
Sekisui Chemical Co., Ltd.	24,000	140
Sekisui House Ltd.	13,000	117
Shin-Etsu Chemical Co., Ltd.	13,300	818
Shin-Etsu Polymer Co., Ltd.	13,900	99
Shionogi & Co., Ltd.	26,000	615
Sony Corp.	5,500	163
Sony Financial Holdings, Inc.	157	451
Stanley Electric Co., Ltd.	37,300	756
Suzuki Motor Corp.	10,000	233
TDK Corp.	3,500	202
Teijin Ltd.	31,000	97
Toho Co., Ltd.	3,500	59
Tokyo Electric Power Co., Inc. (The)	3,500	92
Toshiba Corp. (a)	53,000	278
Toyo Ink Manufacturing Co., Ltd.	20,000	75
Toyoda Gosei Co., Ltd.	2,800	82
Toyota Motor Corp.	8,100	322
Tsubakimoto Chain Co.	24,000	98
Yamaha Corp.	9,400	111
Yamaha Motor Co., Ltd.	9,700	120
		18,489
Luxembourg (0.6%)
Millicom International Cellular S.A. (a)	8,633	628

Mexico (0.7%)
America Movil S.A.B. de C.V., Class L ADR	14,653	642

Netherlands (1.1%)
Koninklijke KPN N.V.	37,979	630
Reed Elsevier N.V.	42,906	484
		1,114
Norway (0.6%)
Storebrand ASA (a)	100,856	615

Portugal (1.2%)
Banco Espirito Santo S.A. (Registered)	96,566	685
Jeronimo Martins SGPS S.A.	61,086	535
		1,220
Singapore (2.7%)
CapitaCommercial Trust REIT	80,840	60
CapitaLand Ltd.	174,000	459
City Developments Ltd.	33,000	242
DBS Group Holdings Ltd.	101,500	957
Keppel Corp. Ltd.	102,000	586
Oversea-Chinese Banking Corp. Ltd.	31,600	176
SembCorp Industries Ltd.	61,480	148
		2,628
South Korea (0.4%)
LG Electronics, Inc.	4,109	438

Spain (3.4%)
Banco Bilbao Vizcaya Argentaria S.A.	49,307	875
Banco Santander S.A.	52,627	847
Red Electrica Corporacion S.A.	11,697	599
Telefonica S.A.	36,829	1,016
		3,337
Sweden (1.8%)
Autoliv Inc.	13,549	456
Investor AB, Class B	35,467	647
Tele2 AB, Class B	49,362	655
		1,758
Switzerland (8.9%)
Nestle S.A. (Registered)	53,051	2,261
Nobel Biocare Holding AG (Registered)	12,971	429
Novartis AG (Registered)	20,616	1,032
Roche Holding AG (Genusschein)	12,452	2,013
SGS S.A. (Registered)	756	1,018
Syngenta AG (Registered)	2,452	563
UBS AG (Registered) (a)	41,539	760
Zurich Financial Services AG (Registered)	2,767	658
		8,734
United Kingdom (20.5%)
Aggreko plc	47,875	537
Anglo American plc (a)	23,540	750
Autonomy Corp. plc (a)	25,590	666
BAE Systems plc	106,832	596
Barclays plc (a)	89,510	529
BG Group plc	49,192	855
British American Tobacco plc	23,642	742
Carphone Warehouse Group plc	110,172	337
Cobham plc	190,904	668
G4S plc	179,379	632
GlaxoSmithKline plc	45,272	890
HSBC Holdings plc	127,691	1,461
Imperial Tobacco Group plc	21,793	630
Man Group plc	83,631	443
Prudential plc	135,657	1,304

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
United Kingdom (cont’d)
Reckitt Benckiser Group plc	19,413	$949
Reed Elsevier plc	46,186	346
Rolls-Royce Group plc (a)	60,253	453
Royal Dutch Shell plc, Class A	45,026	1,283
SABMiller plc	26,235	633
Smith & Nephew plc	70,987	636
SSL International plc	33,561	343
Standard Chartered plc	36,659	903
Tesco plc	231,833	1,480
Vodafone Group plc	698,621	1,565
WM Morrison Supermarkets plc	96,869	429
		20,060
Total Common Stocks (Cost $98,864)		96,260

Preferred Stock (0.4%)
Germany (0.4%)
Fresenius SE (Cost $549)	6,990	409

	No. of Rights
Rights (0.1%)
France (0.1%)
BNP Paribas, expires 10/13/09 (Cost $—) (a)	24,366	53

	Shares
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $888)	888,100	888
Total Investments (99.7%) (Cost $100,301) +		97,610
Other Assets in Excess of Liabilities (0.3%)		261
Net Assets (100%)		$97,871

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $4,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $18,039,000 and $19,563,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $100,301,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,691,000 of which $9,244,000 related to appreciated securities and $11,935,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	1,150	$1,014	10/15/09	USD	987	$987	$(27)
CAD	952	890	10/15/09	USD	877	877	(13)
EUR	2,248	3,290	10/15/09	USD	3,287	3,287	(3)
EUR	711	1,040	10/15/09	USD	1,039	1,039	(1)
EUR	2,055	3,006	10/15/09	USD	3,001	3,001	(5)
GBP	1,145	1,830	10/15/09	USD	1,902	1,902	72
GBP	2,943	4,703	10/15/09	USD	4,889	4,889	186
GBP	2,092	3,343	10/15/09	USD	3,470	3,470	127
HKD	112	14	10/1/09	USD	14	14	— @
JPY	121	1	10/1/09	USD	1	1	— @
JPY	365,686	4,075	10/15/09	USD	4,002	4,002	(73)
JPY	408,949	4,556	10/15/09	USD	4,476	4,476	(80)
USD	3,245	3,245	10/15/09	AUD	3,778	3,330	85
USD	89	89	10/15/09	AUD	104	91	2
USD	2,715	2,715	10/15/09	EUR	1,856	2,716	1
USD	4,805	4,805	10/15/09	EUR	3,284	4,806	1
USD	2,274	2,274	10/15/09	EUR	1,554	2,274	— @
USD	1,112	1,112	10/15/09	GBP	669	1,070	(42)
USD	4,256	4,256	10/15/09	GBP	2,562	4,094	(162)
USD	6,065	6,065	10/15/09	GBP	3,657	5,844	(221)
USD	5,494	5,494	10/15/09	JPY	501,782	5,590	96
USD	201	201	10/15/09	JPY	18,385	205	4
USD	389	389	10/15/09	JPY	35,568	396	7
USD	7,089	7,089	10/15/09	JPY	647,694	7,216	127
		$65,496				$65,577	$81

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

@		Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,717	$—	$—	$1,717
Airlines	489	—	—	489
Auto Components	1,294	—	—	1,294
Automobiles	1,423	—	—	1,423
Beverages	1,355	—	—	1,355
Biotechnology	655	—	—	655
Building Products	412	—	—	412
Capital Markets	2,046	—	—	2,046
Chemicals	3,993	—	—	3,993
Commercial Banks	12,461	—	—	12,461
Commercial Services & Supplies	1,414	—	—	1,414
Computers & Peripherals	712	—	—	712
Construction & Engineering	733	—	—	733
Consumer Finance	109	—	—	109
Diversified Consumer Services	608	—	—	608
Diversified Financial Services	1,208	—	—	1,208
Diversified Telecommunication Services	2,976	—	—	2,976
Electric Utilities	1,652	—	—	1,652
Electrical Equipment	1,343	—	—	1,343
Electronic Equipment, Instruments & Components	2,491	—	—	2,491
Food & Staples Retailing	3,473	—	—	3,473
Food Products	2,454	—	—	2,454
Gas Utilities	40	—	—	40

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:(cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets: (cont’d)
Common Stocks (cont’d)
Health Care Equipment & Supplies	$1,408	$—	$—	$1,408
Hotels, Restaurants & Leisure	631	—	—	631
Household Durables	1,229	—	—	1,229
Household Products	949	—	—	949
Independent Power Producers & Energy Traders	713	—	—	713
Industrial Conglomerates	1,627	—	—	1,627
Insurance	6,974	—	—	6,974
Internet & Catalog Retail	626	—	—	626
Internet Software & Services	869	—	—	869
Leisure Equipment & Products	111	—	—	111
Machinery	3,067	—	—	3,067
Media	1,548	—	—	1,548
Metals & Mining	4,281	—	—	4,281
Multi-Utilities	736	—	—	736
Office Electronics	569	—	—	569
Oil, Gas & Consumable Fuels	7,156	—	—	7,156
Pharmaceuticals	7,419	—	—	7,419
Professional Services	1,018	—	—	1,018
Real Estate Investment Trusts (REITs)	60	—	—	60
Real Estate Management & Development	1,269	—	—	1,269
Road & Rail	604	—	—	604
Semiconductors & Semiconductor Equipment	168	—	—	168
Software	897	—	—	897
Specialty Retail	1,216	—	—	1,216
Textiles, Apparel & Luxury Goods	746	—	—	746
Tobacco	1,372	—	—	1,372
Trading Companies & Distributors	557	—	—	557
Wireless Telecommunication Services	3,382	—	—	3,382
Total Common Stocks	96,260	—	—	96,260
Foreign Currency Exchange Contracts	—	708	—	708
Preferred Stock
Health Care Providers & Services	409	—	—	409
Rights	53	—	—	53
Short-Term Investment
Investment Company	888	—	—	888
Total Assets	97,610	708	—	98,318

Liabilities:
Foreign Currency Exchange Contracts	—	627	—	627
Total Liabilities	—	627	—	627
Total	$97,610	$81	$—	$97,691

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (95.6%)
Air Transport (2.4%)
Expeditors International of Washington, Inc.	156,905	$5,515

Alternative Energy (7.6%)
PetroHawk Energy Corp. (a)	74,583	1,806
Range Resources Corp.	129,038	6,369
Ultra Petroleum Corp. (a)	191,495	9,376
		17,551
Asset Management & Custodian (1.6%)
Greenhill & Co., Inc.	39,993	3,583

Biotechnology (3.5%)
Illumina, Inc. (a)	188,977	8,031

Cable Television Services (1.1%)
Discovery Communications, Inc., Class C (a)	95,299	2,481

Casinos & Gambling (4.6%)
Las Vegas Sands Corp. (a)	191,141	3,219
Wynn Resorts Ltd. (a)	102,607	7,274
		10,493
Cement (2.9%)
Martin Marietta Materials, Inc.	57,115	5,259
Texas Industries, Inc.	35,748	1,501
		6,760
Chemicals: Diversified (2.3%)
Intrepid Potash, Inc. (a)	104,495	2,465
Rockwood Holdings, Inc. (a)	132,231	2,720
		5,185
Commercial Services (5.9%)
Corporate Executive Board Co. (The)	80,851	2,013
Leucadia National Corp. (a)	217,376	5,373
Monster Worldwide, Inc. (a)	114,176	1,996
New Oriental Education & Technology Group ADR (a)	51,743	4,163
		13,545
Communications Technology (0.7%)
Millicom International Cellular S.A. (a)	22,233	1,617

Computer Services Software & Systems (18.3%)
Akamai Technologies, Inc. (a)	182,695	3,595
Alibaba.com Ltd.	2,024,000	4,701
Autodesk, Inc. (a)	130,360	3,103
Baidu, Inc. ADR (a)	22,746	8,895
Equinix, Inc. (a)	29,412	2,706
IHS, Inc., Class A (a)	63,659	3,255
Rovi Corp. (a)	46,415	1,559
Salesforce.com, Inc. (a)	114,035	6,492
Tencent Holdings Ltd.	182,200	2,964
Teradata Corp. (a)	171,937	4,732
		42,002
Computer Technology (2.1%)
Palm, Inc. (a)	275,208	4,797

Consumer Lending (4.2%)
IntercontinentalExchange, Inc. (a)	36,332	3,531
Moody’s Corp.	58,989	1,207
Redecard S.A.	323,913	5,008
		9,746
Diversified Financial Services (1.1%)
Calamos Asset Management, Inc., Class A	138,612	1,810
MSCI, Inc., Class A (a)	20,853	618
		2,428
Diversified: Retail (9.2%)
Abercrombie & Fitch Co., Class A	77,978	2,564
Ctrip.com International Ltd. ADR (a)	131,724	7,744
NetFlix, Inc. (a)	34,271	1,582
Priceline.com, Inc. (a)	44,135	7,319
Sears Holdings Corp. (a)	27,930	1,824
		21,033
Education Services (1.2%)
Strayer Education, Inc.	12,139	2,642

Engineering & Contracting Services (0.9%)
Aecom Technology Corp. (a)	77,749	2,110

Homebuilding (2.9%)
Gafisa S.A. ADR	105,203	3,194
NVR, Inc. (a)	5,358	3,415
		6,609
Medical & Dental Instruments & Supplies (3.1%)
Mindray Medical International Ltd. ADR	69,344	2,264
Techne Corp.	75,991	4,753
		7,017
Medical Equipment (1.3%)
Intuitive Surgical, Inc. (a)	11,704	3,069

Pharmaceuticals (2.8%)
Allergan, Inc.	50,184	2,848
Gen-Probe, Inc. (a)	84,567	3,505
		6,353
Publishing (1.9%)
Morningstar, Inc. (a)	89,687	4,355

Real Estate Investment Trusts (REIT) (1.2%)
Brookfield Asset Management, Inc., Class A	119,591	2,716

Restaurants (1.5%)
Starbucks Corp. (a)	172,122	3,554

Scientific Instruments: Electrical (1.5%)
BYD Co., Ltd., Class H (a)	427,200	3,520

Scientific Instruments: Pollution Control (2.6%)
Covanta Holding Corp. (a)	127,378	2,166
Nalco Holding Co.	185,718	3,805
		5,971
Shipping (1.9%)
C.H. Robinson Worldwide, Inc.	75,632	4,368

Textile Products (0.6%)
Mohawk Industries, Inc. (a)	29,989	1,430

Utilities: Telecommunications (1.1%)
NII Holdings, Inc. (a)	84,050	2,520

Wholesale & International Trade (3.6%)
Li & Fung Ltd.	2,048,100	8,258
Total Common Stocks (Cost $227,239)		219,259

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Preferred Stock (0.5%)
Pharmaceuticals (0.5%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(b)(c) (Cost $1,154)	96,207	$1,154
Investment Company (1.1%)
Groupe Aeroplan, Inc. (Cost $3,503)	280,613	2,595

Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $7,352)	7,352,372	7,352
Total Investments (100.4%) (Cost $239,248) +		230,360
Liabilities in Excess of Other Assets (-0.4%)		(865)
Net Assets (100%)		$229,495

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2009.
(c)

At September 30, 2009, the Portfolio held approximately $1,154,000 of fair valued securities, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $10,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $23,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $38,152,000 and $41,406,000, respectively.

@	Value is less than $500.
+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $239,248,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $8,888,000 of which $31,017,000 related to appreciated securities and $39,905,000 related to depreciated securities.

ADR	American Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
HKD	1,799	$232	10/2/09	USD	232	$232	$—	@
HKD	389	50	10/2/09	USD	50	50	—	@
HKD	1,178	152	10/5/09	USD	152	152	—	@
		$434				$434	$—	@

HKD	—	Hong Kong Dollar
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$5,515	$—	$—	$5,515
Alternative Energy	17,551	—	—	17,551
Asset Management & Custodian	3,583	—	—	3,583
Biotechnology	8,031	—	—	8,031
Cable Television Services	2,481	—	—	2,481
Casinos & Gambling	10,493	—	—	10,493
Cement	6,760	—	—	6,760
Chemicals: Diversified	5,185	—	—	5,185
Commercial Services	13,545	—	—	13,545
Communications Technology	1,617	—	—	1,617
Computer Services Software & Systems	42,002	—	—	42,002
Computer Technology	4,797	—	—	4,797
Consumer Lending	9,746	—	—	9,746
Diversified Financial Services	2,428	—	—	2,428
Diversified Retail	1,824	—	—	1,824
Diversified: Retail	19,209	—	—	19,209
Education Services	2,642	—	—	2,642

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:(cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets: (cont’d)
Common Stocks (cont’d)
Engineering & Contracting Services	$2,110	$—		$—	$2,110
Homebuilding	6,609	—		—	6,609
Medical & Dental Instruments & Supplies	7,017	—		—	7,017
Medical Equipment	3,069	—		—	3,069
Pharmaceuticals	6,353	—		—	6,353
Publishing	4,355	—		—	4,355
Real Estate Investment Trusts (REIT)	2,716	—		—	2,716
Restaurants	3,554	—		—	3,554
Scientific Instruments: Electrical	3,520	—		—	3,520
Scientific Instruments: Pollution Control	5,971	—		—	5,971
Shipping	4,368	—		—	4,368
Textile Products	1,430	—		—	1,430
Utilities: Telecommunications	2,520	—		—	2,520
Wholesale & International Trade	8,258	—		—	8,258
Total Common Stocks	219,259	—		—	219,259
Investment Companies	2,595	—		—	2,595
Preferred Stock
Pharmaceuticals	—	—		1,154	1,154
Short-Term Investment
Investment Company	7,352	—		—	7,352
Total Assets	229,206	—		1,154	230,360

Liabilities:
Foreign Currency Exchange Contracts	—	—	@	—	—	@
Total Liabilities	—	—	@	—	—	@
Total	$229,206	$—	@	$1,154	$230,360

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks (000)
Balance as of 6/30/09	$1,154
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$1,154
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (95.1%)
Alternative Energy (2.7%)
Contango Oil & Gas Co. (a)	17,752	$906

Asset Management & Custodian (5.1%)
Capital Southwest Corp.	1,006	77
Climate Exchange plc (a)	4,745	63
Greenhill & Co., Inc.	17,169	1,538
		1,678
Biotechnology (1.4%)
Alnylam Pharmaceuticals, Inc. (a)	19,983	453

Casinos & Gambling (1.5%)
Aruze Corp. (a)	26,100	427
Lakes Entertainment, Inc. (a)	18,619	63
		490
Cement (4.7%)
Eagle Materials, Inc.	30,213	864
Texas Industries, Inc.	16,388	688
		1,552
Chemicals: Diversified (2.6%)
Intrepid Potash, Inc. (a)	14,463	341
Rockwood Holdings, Inc. (a)	24,721	509
		850
Communications Technology (1.4%)
GSI Commerce, Inc. (a)	23,239	449

Computer Services Software & Systems (8.9%)
Blackboard, Inc. (a)	10,922	413
comScore, Inc. (a)	11,877	214
Forrester Research, Inc. (a)	25,416	677
Longtop Financial Technologies Ltd. ADR (a)	24,142	687
NetSuite, Inc. (a)	9,252	142
OpenTable, Inc. (a)	18,437	508
Sina Corp. (a)	7,830	297
		2,938
Computer Technology (2.1%)
Palm, Inc. (a)	39,428	687

Consumer Lending (2.9%)
Interactive Data Corp.	10,991	288
Riskmetrics Group, Inc. (a)	46,357	678
		966
Diversified Financial Services (0.5%)
GLG Partners, Inc.	39,161	158

Diversified Media (0.5%)
CKX, Inc. (a)	24,792	166

Diversified: Retail (9.8%)
Blue Nile, Inc. (a)	23,836	1,481
Citi Trends, Inc. (a)	19,084	544
Ctrip.com International Ltd. ADR (a)	17,984	1,057
Dena Co., Ltd.	62	171
		3,253
Education Services (1.1%)
Ambassadors Group, Inc.	22,656	355

Electrical Components (1.5%)
Cogent Communications Group, Inc. (a)	43,843	495

Electronics: Semi-Conductors/Components (3.2%)
Tessera Technologies, Inc. (a)	37,591	1,048

Engineering & Contracting Services (1.7%)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	20,374	574

Entertainment (1.9%)
Vail Resorts, Inc. (a)	18,779	630

Health Care Services (2.7%)
athenahealth, Inc. (a)	23,715	910

Homebuilding (3.5%)
Brookfield Incorporacoes S.A.	114,690	495
Gafisa S.A. ADR	21,820	663
		1,158
Hotel/Motel (1.1%)
Gaylord Entertainment Co. (a)	8,894	179
Mandarin Oriental International Ltd.	138,100	183
		362
Insurance: Multi-Line (2.7%)
Greenlight Capital Re Ltd., Class A (a)	34,558	650
Pico Holdings, Inc. (a)	6,943	231
		881
Machinery: Industrial (1.0%)
Middleby Corp. (a)	6,172	339

Medical & Dental Instruments & Supplies (3.9%)
Techne Corp.	20,820	1,302

Oil: Crude Producers (2.1%)
Carrizo Oil & Gas, Inc. (a)	9,872	242
GMX Resources, Inc. (a)	28,649	450
		692
Pharmaceuticals (1.6%)
Gen-Probe, Inc. (a)	5,514	229
XenoPort, Inc. (a)	14,433	306
		535
Printing & Copying Services (1.8%)
VistaPrint NV (a)	11,855	602

Publishing — Miscellaneous (1.5%)
Morningstar, Inc. (a)	10,040	487

Real Estate Investment Trusts (REIT) (0.3%)
Consolidated-Tomoka Land Co.	2,927	112

Restaurants (3.7%)
BJ’s Restaurants, Inc. (a)	23,122	347
P.F. Chang’s China Bistro, Inc. (a)	25,386	862
		1,209
Services: Commercial (8.8%)
Advisory Board Co. (The) (a)	24,778	623
Corporate Executive Board Co. (The)	9,310	232
CoStar Group, Inc. (a)	21,281	877
Information Services Group, Inc. (a)	52,663	210
MercadoLibre, Inc. (a)	13,983	538
New Oriental Education & Technology Group ADR (a)	5,416	436
		2,916
Technology — Miscellaneous (0.9%)
iRobot Corp. (a)	15,599	192
Market Leader, Inc. (a)	23,329	50
Rediff.com India Ltd. ADR (a)	17,847	58
		300

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Textiles: Apparel & Shoes (1.9%)
Lululemon Athletica, Inc. (a)	27,658	$629

Toys (1.0%)
Marvel Entertainment, Inc. (a)	6,644	330

Transportation — Miscellaneous (0.4%)
Integrated Distribution Services Group Ltd.	106,000	150

Utilities: Electrical (2.7%)
Brookfield Infrastructure Partners LP	55,068	906
Total Common Stocks (Cost $34,584)		31,468

Preferred Stocks (3.3%)
Biotechnology (0.6%)
Pacific Biosciences of California, Inc. (Convertible) (a)(b)(c)	28,120	197

Diversified Financial Services (0.8%)
Ning, Inc. (Convertible) (a)(b)(c)	30,861	272

Pharmaceuticals (1.4%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(b)(c)	36,808	441

Telecommunication Services (0.5%)
Twitter, Inc. (a)(b)	10,483	168
Total Preferred Stocks (Cost $815)		1,078

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $435)	434,771	435
Total Investments (99.7%) (Cost $35,834) +		32,981
Other Assets in Excess of Liabilities (0.3%)		96
Net Assets (100%)		$33,077

(a)	Non-income producing security.
(b)

At September 30, 2009, the Portfolio held approximately $1,078,000 of fair valued securities, representing 3.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Security has been deemed illiquid at September 30, 2009.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $3,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $4,759,000 and $6,182,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $35,834,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,853,000 of which $4,338,000 related to appreciated securities and $7,191,000 related to depreciated securities.

ADR	American Depositary Receipt

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Alternative Energy	$906	$—	$—	$906
Asset Management & Custodian	1,678	—	—	1,678
Biotechnology	453	—	—	453
Casinos & Gambling	490	—	—	490
Cement	1,552	—	—	1,552
Chemicals: Diversified	850	—	—	850
Communications Technology	449	—	—	449
Computer Services Software & Systems	2,938	—	—	2,938
Computer Technology	687	—	—	687
Consumer Lending	966	—	—	966
Diversified Financial Services	158	—	—	158
Diversified Media	166	—	—	166
Diversified: Retail	3,253	—	—	3,253
Education Services	355	—	—	355
Electrical Components	495	—	—	495
Electronics: Semi-Conductors/Components	1,048	—	—	1,048
Engineering & Contracting Services	574	—	—	574
Entertainment	630	—	—	630
Health Care Services	910	—	—	910
Homebuilding	1,158	—	—	1,158
Hotel/Motel	362	—	—	362
Insurance: Multi-Line	881	—	—	881
Machinery: Industrial	339	—	—	339
Medical & Dental Instruments & Supplies	1,302	—	—	1,302
Oil: Crude Producers	692	—	—	692
Pharmaceuticals	535	—	—	535
Printing & Copying Services	602	—	—	602
Publishing — Miscellaneous	487	—	—	487
Real Estate Investment Trusts (REIT)	112	—	—	112
Restaurants	1,209	—	—	1,209
Services: Commercial	2,916	—	—	2,916
Technology — Miscellaneous	300	—	—	300
Textiles: Apparel & Shoes	629	—	—	629
Toys	330	—	—	330
Transportation — Miscellaneous	150	—	—	150
Utilities: Electrical	906	—	—	906
Total Common Stocks	31,468	—	—	31,468
Preferred Stocks
Biotechnology	—	—	197	197
Diversified Financial Services	—	—	272	272
Pharmaceuticals	—	—	441	441
Telecommunication Services	—	—	168	168
Total Preferred Stocks	—	—	1,078	1,078
Short-Term Investment
Investment Company	435	—	—	435
Total Assets	31,903	—	1,078	32,981

Total	$31,903	$—	$1,078	$32,981

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Preferred Stocks (000)
Balance as of 12/31/08	$753
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	157
Net purchases (sales)	168
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$1,078
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$157

The Universal Institutional Funds, Inc.

U.S. Mid Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (94.6%)
Aerospace & Defense (3.3%)
Goodrich Corp.	174,900	$9,504

Auto Components (3.1%)
Autoliv, Inc.	259,700	8,726

Automobiles (2.6%)
Harley-Davidson, Inc.	319,365	7,345

Capital Markets (6.0%)
Charles Schwab Corp. (The)	331,700	6,352
Invesco Ltd.	124,908	2,843
Northern Trust Corp.	135,676	7,891
		17,086
Chemicals (3.7%)
PPG Industries, Inc.	26,900	1,566
Valspar Corp.	324,530	8,928
		10,494
Commercial Banks (2.9%)
BB&T Corp.	155,500	4,236
Comerica, Inc.	135,900	4,032
		8,268
Commercial Services & Supplies (3.6%)
Avery Dennison Corp.	283,500	10,209

Computers & Peripherals (4.8%)
Diebold, Inc.	276,060	9,091
Teradata Corp. (a)	172,200	4,739
		13,830
Containers & Packaging (2.0%)
Sonoco Products Co.	204,400	5,629

Electric Utilities (3.3%)
Edison International	192,900	6,478
Great Plains Energy, Inc.	168,700	3,028
		9,506
Electronic Equipment, Instruments & Components (4.4%)
Agilent Technologies, Inc. (a)	203,700	5,669
Flextronics International Ltd. (a)	922,148	6,879
		12,548
Financials (1.0%)
Washington Federal, Inc.	165,300	2,787

Food & Staples Retailing (2.2%)
SYSCO Corp.	254,700	6,329

Food Products (2.3%)
ConAgra Foods, Inc.	299,460	6,492

Health Care Equipment & Supplies (3.9%)
Beckman Coulter, Inc.	160,170	11,042

Health Care Providers & Services (5.9%)
Brookdale Senior Living, Inc.	486,900	8,827
Healthsouth Corp. (a)	518,386	8,108
		16,935
Household Durables (4.2%)
Newell Rubbermaid, Inc.	289,680	4,545
Snap-On, Inc.	214,300	7,449
		11,994
Information Technology Services (2.7%)
Fidelity National Information Services, Inc.	299,900	7,650

Insurance (10.6%)
ACE Ltd. (a)	162,399	8,682
Aspen Insurance Holdings Ltd.	179,382	4,748
Marsh & McLennan Cos., Inc.	308,231	7,623
Willis Group Holdings Ltd.	320,200	9,036
		30,089
Machinery (6.1%)
Pentair, Inc.	383,620	11,325
Smith International, Inc.	216,100	6,202
		17,527
Multi-Utilities (2.8%)
Wisconsin Energy Corp.	179,240	8,096

Office Electronics (3.2%)
Zebra Technologies Corp., Class A (a)	346,500	8,985

Oil, Gas & Consumable Fuels (4.6%)
Denbury Resources, Inc. (a)	65,300	988
El Paso Corp.	686,870	7,089
EOG Resources, Inc.	37,100	3,098
Hess Corp.	38,310	2,048
		13,223
Personal Products (1.4%)
Estee Lauder Cos., Inc. (The), Class A	111,100	4,120

Professional Services (1.9%)
Robert Half International, Inc.	212,800	5,324

Real Estate Investment Trusts (REITs) (1.3%)
Simon Property Group, Inc. REIT	21,658	1,504
Weingarten Realty Investors REIT	104,800	2,087
		3,591
Specialty Retail (0.8%)
O’Reilly Automotive, Inc. (a)	64,800	2,342
Total Common Stocks (Cost $273,826)		269,671

Short-Term Investment (6.3%)
Investment Company (6.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $17,853)	17,853,120	17,853
Total Investments (100.9%) (Cost $291,679) +		287,524
Liabilities in Excess of Other Assets (-0.9%)		(2,495)
Net Assets (100%)		$285,029

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $11,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $26,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $71,873,000 and $69,403,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $291,679,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $4,155,000 of which $21,739,000 related to appreciated securities and $25,894,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

U.S. Mid Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$9,504	$—	$—	$9,504
Auto Components	8,726	—	—	8,726
Automobiles	7,345	—	—	7,345
Capital Markets	17,086	—	—	17,086
Chemicals	10,494	—	—	10,494
Commercial Banks	8,268	—	—	8,268
Commercial Services & Supplies	10,209	—	—	10,209
Computers & Peripherals	13,830	—	—	13,830
Containers & Packaging	5,629	—	—	5,629
Electric Utilities	9,506	—	—	9,506
Electronic Equipment, Instruments & Components	12,548	—	—	12,548
Financials	2,787	—	—	2,787
Food & Staples Retailing	6,329	—	—	6,329
Food Products	6,492	—	—	6,492
Health Care Equipment & Supplies	11,042	—	—	11,042
Health Care Providers & Services	16,935	—	—	16,935
Household Durables	11,994	—	—	11,994
Information Technology Services	7,650	—	—	7,650
Insurance	30,089	—	—	30,089
Machinery	17,527	—	—	17,527
Multi-Utilities	8,096	—	—	8,096
Office Electronics	8,985	—	—	8,985
Oil, Gas & Consumable Fuels	13,223	—	—	13,223
Personal Products	4,120	—	—	4,120
Professional Services	5,324	—	—	5,324
Real Estate Investment Trusts (REITs)	3,591	—	—	3,591
Specialty Retail	2,342	—	—	2,342
Total Common Stocks	269,671	—	—	269,671
Short-Term Investment
Investment Company	17,853	—	—	17,853
Total Assets	287,524	—	—	287,524

Total	$287,524	$—	$—	$287,524

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (100.7%)
Diversified (8.7%)
Cousins Properties, Inc. REIT	139,070	$1,152
Forest City Enterprises, Inc., Class A	865,463	11,571
Vornado Realty Trust REIT	443,695	28,578
		41,301
Health Care (14.1%)
Assisted Living Concepts, Inc., Class A (a)	192,065	3,980
Capital Senior Living Corp. (a)	136,868	835
Care Investment Trust, Inc. REIT	36,388	279
Extendicare REIT	30,642	240
HCP, Inc. REIT	627,288	18,028
Healthcare Realty Trust, Inc. REIT	467,769	9,884
LTC Properties, Inc. REIT	35,054	843
Nationwide Health Properties, Inc. REIT	61,485	1,906
Senior Housing Properties Trust REIT	899,855	17,196
Ventas, Inc. REIT	360,054	13,862
		67,053
Industrial (3.6%)
AMB Property Corp. REIT	186,880	4,289
Cabot Industrial Value Fund, LP (a)(b)(c)(d)	11,760	5,586
DCT Industrial Trust, Inc. REIT	466,921	2,386
Keystone Industrial Fund, LP (a)(b)(c)(d)	6,111,000	5,075
		17,336
Lodging/Resorts (8.3%)
DiamondRock Hospitality Co. REIT (a)	90,503	733
Host Hotels & Resorts, Inc. REIT	1,609,108	18,939
Morgans Hotel Group Co. (a)	416,927	2,260
Starwood Hotels & Resorts Worldwide, Inc.	530,511	17,523
		39,455
Office (11.5%)
Boston Properties, Inc. REIT	360,467	23,629
BRCP REIT I, LLC (a)(b)(c)(d)	2,928,671	1,098
BRCP REIT II, LLC (a)(b)(c)(d)	4,779,500	2,868
Brookfield Properties Corp.	1,415,476	15,938
Highwoods Properties, Inc. REIT	25,916	815
Kilroy Realty Corp. REIT	72,323	2,006
Mack-Cali Realty Corp. REIT	257,071	8,311
		54,665
Office/Industrial - Mixed (2.7%)
Duke Realty Corp. REIT	154,602	1,857
Liberty Property Trust REIT	221,311	7,199
PS Business Parks, Inc. REIT	71,637	3,676
		12,732
Residential Apartments (18.7%)
Apartment Investment & Management Co., Class A REIT	2,316	34
AvalonBay Communities, Inc. REIT	397,145	28,884
Camden Property Trust REIT	278,614	11,228
Equity Residential REIT	1,329,628	40,820
Essex Property Trust, Inc. REIT	1,461	116
Post Properties, Inc. REIT	423,747	7,628
		88,710
Residential Manufactured Homes (2.1%)
Equity Lifestyle Properties, Inc. REIT	229,864	9,836

Retail Regional Malls (11.5%)
Simon Property Group, Inc. REIT	731,370	50,779
Taubman Centers, Inc. REIT	102,312	3,691
		54,470
Retail Strip Centers (0.5%)
NRDC Acquisition Corp. (a)	240,450	2,486

Self Storage (5.9%)
Public Storage REIT	343,186	25,821
Sovran Self Storage, Inc. REIT	72,952	2,220
		28,041
Shopping Centers (8.1%)
Acadia Realty Trust REIT	289,956	4,370
Equity One, Inc. REIT	12,155	191
Federal Realty Investment Trust REIT	231,642	14,216
Kite Realty Group Trust REIT	230,244	960
Regency Centers Corp. REIT	507,111	18,788
		38,525
Specialty (5.0%)
Colony Financial, Inc. REIT (a)	111,470	2,179
CreXus Investment Corp. REIT (a)	103,470	1,480
Digital Realty Trust, Inc. REIT	44,704	2,044
Plum Creek Timber Co., Inc. REIT	400,826	12,281
Rayonier, Inc. REIT	55,875	2,286
Starwood Property Trust, Inc. REIT (a)	161,741	3,275
		23,545
Total Common Stocks (Cost $510,548)		478,155
Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (e) (Cost $13,039)	13,038,946	13,039
Total Investments (103.4%) (Cost $523,587) +		491,194
Liabilities in Excess of Other Assets (-3.4%)		(16,356)
Net Assets (100%)		$474,838

(a)	Non-income producing security.
(b)

At September 30, 2009, the Portfolio held approximately $14,627,000 of fair valued securities, representing 3.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of $1,169,000. BRCP REIT II, LLC was acquired between 1/07 - 12/07 and has a current cost basis of $4,779,000. Cabot Industrial Value Fund, LP was acquired between 3/07 - 5/09 and has a current cost basis of $5,880,000. Keystone Industrial Fund LP was acquired between 3/07 - 4/09 and has a current cost basis of $5,163,000. At September 30, 2009, these securities had an aggregate market value of $14,627,000 representing 3.1% of net assets.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(d)	Security has been deemed illiquid at September 30, 2009.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $14,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $35,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $131,647,000 and $256,221,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $523,587,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $32,393,000 of which $32,600,000 related to appreciated securities and $64,993,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$41,301	$—	$—	$41,301
Health Care	67,053	—	—	67,053
Industrial	6,675	—	10,661	17,336
Lodging/Resorts	39,455	—	—	39,455
Office	50,699	—	3,966	54,665
Office/Industrial - Mixed	12,732	—	—	12,732
Residential Apartments	88,710	—	—	88,710
Residential Manufactured Homes	9,836	—	—	9,836
Retail Regional Malls	54,470	—	—	54,470
Retail Strip Centers	2,486	—	—	2,486
Self Storage	28,041	—	—	28,041
Shopping Centers	38,525	—	—	38,525
Specialty	23,545	—	—	23,545
Total Common Stocks	463,528	—	14,627	478,155
Short-Term Investment
Investment Company	13,039	—	—	13,039
Total Assets	476,567	—	14,627	491,194

Total	$476,567	$—	$14,627	$491,194

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stocks (000)	Preferred Stocks (000)
Balance as of 12/31/08	$21,111	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	(3,161)	(1,488)
Change in unrealized appreciation (depreciation)	1,198	1,488
Net purchases (sales)	(4,522)	—
Net transfers in and/or out of Level 3	—	—
Balance as of 9/30/09	$14,627	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$(1,176)	$—

The Universal Institutional Funds, Inc.

Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Aerospace & Defense (0.4%)
Honeywell International, Inc.	2,500	$93

Beverages (2.1%)
Coca-Cola Co. (The)	6,200	333
Dr. Pepper Snapple Group, Inc. (a)	5,564	160
		493
Capital Markets (2.7%)
Bank of New York Mellon Corp. (The)	16,160	468
Goldman Sachs Group, Inc. (The)	900	166
		634
Chemicals (0.9%)
E.I. du Pont de Nemours & Co.	6,768	218

Commercial Banks (2.5%)
PNC Financial Services Group, Inc.	5,100	248
U.S. Bancorp	6,700	146
Wells Fargo & Co.	7,100	200
		594
Communications Equipment (1.4%)
Cisco Systems, Inc. (a)	13,900	327

Computers & Peripherals (4.2%)
Dell, Inc. (a)	32,052	489
Hewlett-Packard Co.	5,900	279
International Business Machines Corp.	1,900	227
		995
Diversified Financial Services (4.7%)
Bank of America Corp.	22,308	377
JPMorgan Chase & Co.	16,500	723
		1,100
Diversified Telecommunication Services (3.9%)
AT&T, Inc.	13,400	362
Verizon Communications, Inc.	18,200	551
		913
Electrical Equipment (0.6%)
Emerson Electric Co.	3,200	128

Electronic Equipment, Instruments & Components (0.5%)
Cognex Corp.	3,200	52
Flextronics International Ltd. (a)	7,700	58
		110
Energy Equipment & Services (1.5%)
Halliburton Co.	13,103	355

Food & Staples Retailing (3.3%)
CVS Caremark Corp.	8,100	289
Wal-Mart Stores, Inc.	10,000	491
		780
Food Products (5.0%)
Cadbury plc ADR	5,452	279
Kraft Foods, Inc., Class A	18,457	485
Unilever N.V. (NY Shares)	14,500	419
		1,183
Health Care Equipment & Supplies (1.1%)
Boston Scientific Corp. (a)	25,300	268

Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	12,000	322
UnitedHealth Group, Inc.	4,600	115
WellPoint, Inc. (a)	2,900	137
		574
Household Products (0.4%)
Procter & Gamble Co. (The)	1,500	87

Industrial Conglomerates (1.3%)
General Electric Co.	18,600	305

Information Technology Services (0.8%)
Accenture plc, Class A	3,100	115
Western Union Co. (The)	3,800	72
		187
Insurance (11.2%)
Aflac, Inc.	2,300	98
Berkshire Hathaway, Inc., Class B (a)	100	332
Chubb Corp.	23,380	1,179
MetLife, Inc.	7,800	297
Torchmark Corp.	4,600	200
Travelers Cos., Inc. (The)	11,020	542
		2,648
Internet Software & Services (3.7%)
eBay, Inc. (a)	31,900	753
Yahoo!, Inc. (a)	6,300	112
		865
Machinery (0.4%)
Ingersoll-Rand plc	3,100	95

Media (13.9%)
Comcast Corp., Class A	54,111	914
Liberty Media Corp. - Entertainment, Class A (a)	8,680	270
News Corp., Class B	26,000	364
Time Warner Cable, Inc.	6,206	268
Time Warner, Inc.	16,233	467
Viacom, Inc., Class B (a)	35,350	991
		3,274
Metals & Mining (1.3%)
Alcoa, Inc.	23,900	314

Multiline Retail (2.1%)
J.C. Penney Co., Inc.	5,800	196
Macy’s, Inc.	11,638	213
Target Corp.	2,000	93
		502
Oil, Gas & Consumable Fuels (4.4%)
BP plc ADR	3,200	170
Chevron Corp.	4,900	345
ConocoPhillips	3,500	158
Royal Dutch Shell plc, Class A ADR	3,000	172
Total S.A. ADR	3,300	196
		1,041
Paper & Forest Products (3.2%)
International Paper Co.	33,453	744

Pharmaceuticals (11.3%)
Abbott Laboratories	3,200	158
Bristol-Myers Squibb Co.	24,900	561
Eli Lilly & Co.	7,300	241
GlaxoSmithKline plc ADR	2,700	107
Pfizer, Inc.	27,400	453
Roche Holding AG ADR	4,300	175
Schering-Plough Corp.	21,800	616

The Universal Institutional Funds, Inc.

Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Pharmaceuticals (cont’d)
Wyeth	7,500	$364
		2,675
Semiconductors & Semiconductor Equipment (2.3%)
Intel Corp.	15,700	307
KLA-Tencor Corp.	6,600	237
		544
Software (0.3%)
Microsoft Corp.	3,000	78

Specialty Retail (1.6%)
Home Depot, Inc.	7,700	205
Lowe’s Cos., Inc.	8,700	182
		387
Tobacco (1.7%)
Altria Group, Inc.	9,600	171
Philip Morris International, Inc.	4,900	239
		410
Total Common Stocks (Cost $24,064)		22,921

Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (b) (Cost $745)	744,725	745
Total Investments (100.3%) (Cost $24,809) +		23,666
Liabilities in Excess of Other Assets (-0.3%)		(69)
Net Assets (100%)		$23,597

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $1,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $3,757,000 and $3,746,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $24,809,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,143,000 of which $1,810,000 related to appreciated securities and $2,953,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$93	$—	$—	$93
Beverages	493	—	—	493
Capital Markets	634	—	—	634
Chemicals	218	—	—	218
Commercial Banks	594	—	—	594
Communications Equipment	327	—	—	327
Computers & Peripherals	995	—	—	995
Diversified Financial Services	1,100	—	—	1,100
Diversified Telecommunication Services	913	—	—	913
Electrical Equipment	128	—	—	128
Electronic Equipment, Instruments & Components	110	—	—	110
Energy Equipment & Services	355	—	—	355
Food & Staples Retailing	780	—	—	780
Food Products	1,183	—	—	1,183
Health Care Equipment & Supplies	268	—	—	268
Health Care Providers & Services	574	—	—	574
Household Products	87	—	—	87
Industrial Conglomerates	305	—	—	305
Information Technology Services	187	—	—	187
Insurance	2,648	—	—	2,648
Internet Software & Services	865	—	—	865
Machinery	95	—	—	95
Media	3,274	—	—	3,274
Metals & Mining	314	—	—	314
Multiline Retail	502	—	—	502
Oil, Gas & Consumable Fuels	1,041	—	—	1,041
Paper & Forest Products	744	—	—	744
Pharmaceuticals	2,675	—	—	2,675
Semiconductors & Semiconductor Equipment	544	—	—	544
Software	78	—	—	78
Specialty Retail	387	—	—	387
Tobacco	410	—	—	410
Total Common Stocks	22,921	—	—	22,921
Short-Term Investment
Investment Company	745	—	—	745
Total Assets	23,666	—	—	23,666

Total	$23,666	$—	$—	$23,666

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes  three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 –    quoted prices in active markets for identical securities

• Level 2 –    other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –    significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2009